                                             7711 Carondelet Avenue, Suite 700
          LINDNER                            Saint Louis, Missouri 63105
          F U N D S                          (314) 727-5305
ADVISED BY RYBACK MANAGEMENT CORPORATION(sm) Fax: (314) 727-9306
-------------------------------------------------------------------------------
Lindner Growth Fund * Lindner Dividend Fund * Lindner Utility Fund * Lindner/Ryback Small-Cap Fund * Lindner Bulwark Fund * Lindner International Fund


----------------------------------------------------------------
                       SEMI-ANNUAL REPORT
                       Table of Contents

     Statement of Assets & Liabilities                 p. 1

     LINDNER GROWTH FUND
       *Letter from the Fund Managers                  p. 3
       *Schedules of Investments and Net Assets        p. 4

     LINDNER DIVIDEND FUND
       *Letter from the Fund Manager                   p. 9
       *Schedules of Investments and Net Assets       p. 10

     LINDNER UTILITY FUND
       *Letter from the Fund Manager                  p. 16
       *Schedules of Investments and Net Assets       p. 17

     LINDNER/RYBACK SMALL-CAP FUND
       *Letter from the Fund Manager                  p. 19
       *Schedules of Investments and Net Assets       p. 20

     LINDNER BULWARK FUND
       *Letter from the Fund Managers                 p. 21
       *Schedules of Investments and Net Assets       p. 22

     LINDNER INTERNATIONAL FUND
       *Letter from the Fund Managers                 p. 24
       *Schedules of Investments and Net Assets       p. 25

     Statement of Operations                          p. 26

     Statement of Changes in Net Assets               p. 28

     Notes to Financial Statements                    p. 30

     Financial Highlights                             p. 37

----------------------------------------------------------------

========================================
----------------------------------------
To Shareholders as of February 12, 1996:

Enclosed with your semi-annual report, you should find something a little extra included in this mailing. As we in St. Louis await the return of green leaves and warmer temperatures, it occurred to us that we could symbolically share this hope for renewed growth with all our shareholders across the country.

The Lindner Funds teamed up with the Burpee Seed Company to produce a packet of Sweet Basil seeds. While the analogies between seeds and investing are obvious enough, we thought our shareholders might enjoy the Lindner Funds' version of "gardening" growth.
We hope you enjoy and make use of this limited edition item.

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 1995

                                                                 Lindner Growth Fund   Lindner Dividend Fund  Lindner Utility Fund

ASSETS

Investment securities, at value:
   Unaffiliated issuers (identified cost of $824,167,933,
       $1,974,804,503, and $19,615,902, respectively)                 $1,026,620,188          $2,051,435,171          $22,268,145
   Affiliated issuers (identified cost $313,111,713,
       $14,276,737 and 0, respectively) (Note 6)                         383,146,742              16,267,963                   --
Cash                                                                         724,125               3,818,500              180,938
Receivables:
     Investments sold - long                                               3,150,761               1,047,149              213,401
     Dividends and interest                                                3,073,737              28,288,587              168,050
     Fund shares sold                                                        774,898               2,080,432                5,946
     Investments sold - short                                                     --                      --                   --
Deposits with brokers for securities sold short                                   --                      --                   --
Unamortized organizational expense (Note 4)                                       --                      --               17,715
Receivable for expenses reimbursed by advisor                                     --                      --                   --
Other assets                                                                  17,328                  10,778                  966
                                                                 -------------------   ---------------------  -------------------
          Total assets                                                 1,417,507,779           2,102,948,580           22,855,161
                                                                 -------------------   ---------------------  -------------------

LIABILITIES

Accounts payable and accrued liabilities:
     Investment securities purchased                                       1,784,818               2,062,963              122,924
     Investments sold short, at value                                             --                      --                   --
     Fund shares redeemed                                                  1,399,829               1,704,586                3,653
     Distribution to shareholders (Note 5)                                 4,537,847               8,053,940               14,295
Other liabilities:
     Management fee (Note 3)                                               1,601,154               2,500,672               11,828
     Organizational expense (Note 4)                                              --                      --               21,584
     Other                                                                   303,101                 106,459                3,780
                                                                 -------------------   ---------------------  -------------------
          Total liabilities                                                9,626,749              14,428,620              178,064
                                                                 -------------------   ---------------------  -------------------

Net Assets                                                            $1,407,881,030          $2,088,519,960          $22,677,097
                                                                 ===================   =====================  ===================

Net assets consist of:

Capital (par value and additional paid-in-capital)                    $1,095,151,327          $1,994,313,224          $22,500,409

Undistributed net investment income (loss)                                   631,454               3,855,832               12,608

Accumulated net realized gain (loss) on investments
  and foreign currency transactions                                       39,604,256              11,726,247           (2,474,374)

Net unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities in foreign currency          272,493,993              78,624,657            2,638,454
                                                                 -------------------   ---------------------  -------------------

Net Assets Applicable
to Outstanding Shares                                                 $1,407,881,030          $2,088,519,960          $22,677,097
                                                                 ===================   =====================  ===================
Shares of beneficial interest, $.01 par value
Unlimited shares authorized

Outstanding                                                               60,593,865              77,473,490            1,855,150
                                                                 ===================   =====================  ===================

Net Asset Value Per Share                                                     $23.23                  $26.96               $12.22
                                                                 ===================   =====================  ===================


                                                           UNAUDITED


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 1995

                                                                 Lindner/Ryback                               Lindner
                                                                 Small-Cap Fund        Lindner Bulwark Fund   International Fund

ASSETS

Investment securities, at value:
   Unaffiliated issuers (identified cost of $6,469,262,
       $18,604,922 and $449,400, respectively)                            $6,355,919             $21,572,986             $422,127
   Affiliated issuers                                                             --                      --                   --
Cash                                                                          46,710                  88,261               56,197
Receivables:
     Investments sold - long                                                      --                      --                   --
     Dividends and interest                                                    6,090                  79,722                  283
     Fund shares sold                                                             --                   2,607                   --
     Investments sold - short                                                     --               4,269,948                   --
Deposits with brokers for securities sold short                                   --               3,890,829                   --
Unamortized organizational expense (Note 4)                                   17,786                  38,917               28,670
Receivable for expenses reimbursed by advisor                                     --                      --               10,216
Other assets                                                                   1,816                  12,404                  283
                                                                 -------------------   ---------------------  -------------------
          Total assets                                                     6,428,321              29,955,674              517,776
                                                                 -------------------   ---------------------  -------------------

LIABILITIES

Accounts payable and accrued liabilities:
     Investment securities purchased                                              --                  42,090                   --
     Investments sold short, at value (proceeds 0,
       $4,269,948 and 0, respectively)                                            --               4,129,213                   --
     Fund shares redeemed                                                     48,568                 749,628                   --
     Distribution to shareholders (Note 5)                                        --                  33,515                   --
Other liabilities:
     Management fee (Note 3)                                                   3,705                  21,118                  364
     Organizational expense (Note 4)                                          19,640                  41,887               28,711
     Other                                                                     1,193                   2,082                1,122
                                                                 -------------------   ---------------------  -------------------
          Total liabilities                                                   73,106               5,019,533               30,197
                                                                 -------------------   ---------------------  -------------------

Net Assets                                                                $6,355,215             $24,936,141             $487,579
                                                                 ===================   =====================  ===================

Net assets consist of:

Capital (par value and additional paid-in-capital)                        $6,670,693             $32,080,500             $519,198

Undistributed net investment income (loss)                                   (40,735)                 17,327                  388

Accumulated net realized gain (loss) on investments
  and foreign currency transactions                                         (161,400)            (10,270,485)              (4,734)

Net unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities in foreign currency             (113,343)              3,108,799              (27,273)
                                                                 -------------------   ---------------------  -------------------

Net Assets Applicable
to Outstanding Shares                                                     $6,355,215             $24,936,141             $487,579
                                                                 ===================   =====================  ===================
Shares of beneficial interest, $.01 par value
Unlimited shares authorized

Outstanding                                                                1,331,737               3,956,401               58,782
                                                                 ===================   =====================  ===================

Net Asset Value Per Share                                                      $4.77                   $6.30                $8.29
                                                                 ===================   =====================  ===================


                                                           UNAUDITED

                            LINDNER GROWTH FUND

                             February 12, 1996

Dear Fellow Shareholders:

For the 12 months ended December 31, 1995, the Lindner Growth Fund's total return was 19.9% compared to the S&P 500 total return of 37.6%. This marked the best year for the stock market since 1958. During the past 50 years, the S&P 500 gained more than 30% a year on only eight occasions -- three of which occurred since 1985.

The average annual return from stocks for the last 20 years is 14.5%. The Growth Fund posted an average annual return of 20.02% for the same period. Stocks averaged a return of 10.5% a year over the last 70 years. The dividend yield on the S&P 500 is currently 2.25% and the price to book value is nearly 4 to 1. These are valuation levels well above any recorded in the 20th century. By sharing this information, it is not our intention to discourage people from investing in stocks, but rather, to place the current stock market into some historical perspective.

The Growth Fund has an excellent historical record in down markets, however, there is no guarantee this will happen in the future. In light of current market levels, it currently has 13% of its assets in short term treasury bills and continues to hold large positions in companies engaged in mining
and energy.   Historically these sectors are considered defensive in down markets. As always, we continue to purchase and hold securities we believe to be undervalued, regardless of overall market prices.

      Respectfully submitted,



      Eric E. Ryback                Larry Callahan          Robert A. Lange
      President                     Portfolio Manager       Portfolio Manager

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Growth Fund
-------------------

Common Stocks (82.20%)

Aerospace/Defense (4.58%)
      Alliant Techsystems, Inc. <Fa>,<F*>                               850,000                   $43,031,250
      Allied Research Corporation <Fa>,<F*>                             424,620                     1,698,480
      Lockheed Martin Corporation                                       249,390                    19,701,810
                                                                                              -----------------
                                                                                                  $64,431,450
                                                                                              -----------------

Business Services (1.80%)
      Autoinfo, Inc. <Fa>,<F*>                                          713,000                    $2,406,375
      National Data Corporation                                         387,950                     9,601,763
      Scientific Software-Intercomp, Inc. <Fa>,<F*>                     820,000                     2,460,000
      Tripos, Inc. <Fa>,<F*>                                            274,500                     2,333,250
      Valassis Communications, Inc. <F*>                                410,000                     7,175,000
      Wave Technologies International, Inc. <Fa>,<F*>                   240,000                     1,380,000
                                                                                              -----------------
                                                                                                  $25,356,388
                                                                                              -----------------

Chemicals and Allied Products (1.33%)
      Solvay & Cie S.A. <Ff>                                             32,000                   $17,369,499
      Sterling Chemicals, Inc. <F*>                                     171,900                     1,396,687
                                                                                              -----------------
                                                                                                  $18,766,186
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------





Computers and Electronic Equipment (4.26%)
      Analogic Corporation <F*>                                          94,000                    $1,739,000
      Banctec, Inc. <F*>                                                418,546                     7,743,100
      Comsat Corporation                                                234,000                     4,358,250
      GTI Corporation <F*>                                              363,300                     6,448,575
      Gradco Systems, Inc. <Fa>,<F*>                                    699,000                     1,616,438
      Metricom, Inc. <Fa>,<F*>                                        1,316,500                    17,937,313
      Micronics Computers, Inc. <Fa>,<F*>                             1,370,700                     4,797,450
      Micropolis Corporation <Fa>,<F*>                                1,519,800                     5,699,250
      Vertex Communications Corporation <Fa>,<F*>                       420,000                     7,087,500
      Windmere Corporation                                              349,200                     2,488,051
                                                                                              -----------------
                                                                                                  $59,914,927
                                                                                              -----------------
Construction and Real Estate (2.17%)
      Butler Manufacturing Company <Fa>                                 510,891                   $20,052,472
      Puerto Rican Cement Company <Fa>                                  315,300                    10,444,313
                                                                                              -----------------
                                                                                                  $30,496,785
                                                                                              -----------------
                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Growth Fund
-------------------

Energy (11.70%)
      Archer Resources Ltd. - Rule 144A <Ff>,<F*>                       500,000                    $1,833,113
      Archer Resources Ltd. <Ff>,<F*>                                   500,000                     1,833,113
      Atwood Oceanics, Inc. <Fa>,<F*>                                   456,100                    11,516,525
      B J Services Company <F*>                                         200,000                     5,800,000
      Baker Hughes, Inc.                                                600,000                    14,625,000
      Harken Energy Corporation <F*>                                  1,058,900                     1,853,075
      Hornbeck Offshore Services, Inc. <F*>                             300,000                     5,887,500
      ICO Inc.                                                           75,000                       365,625
      Lasmo plc-ADR <F*>                                              3,900,000                    31,200,000
      Nabors Industries, Inc. <F*>                                      650,000                     7,231,250
      Pennzoil Company                                                   50,000                     2,112,500
      Phillips Petroleum Company                                        600,000                    20,475,000
      Rowan Companies, Inc. <F*>                                      1,600,000                    15,800,000
      USX-Marathon Group                                                600,000                    11,700,000
      Union Pacific Resources Group, Inc. <F*>                          125,000                     3,171,875
      Weatherford Enterra, Inc. <F*>                                    459,216                    13,259,862
      Williams Companies                                                366,937                    16,099,361
                                                                                              -----------------
                                                                                                 $164,763,799
                                                                                              -----------------

Environmental Services (1.57%)
      Chempower, Inc. <Fa>, <F*>                                        650,000                    $2,437,500
      EMCON <F*>                                                        406,000                     1,624,000
      Tanknology Environmental, Inc. <Fa>,<F*>                        1,415,100                     2,564,869
      USA Waste Services, Inc. <F*>                                     821,400                    15,503,925
                                                                                              -----------------
                                                                                                  $22,130,294
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------



Financial Services (16.09%)
      Acordia, Inc. <Fa>                                              1,354,300                   $40,459,713
      Bancfirst Corporation  <Fa>                                       328,200                     6,112,725
      Brooklyn Bancorp, Inc. <Fa>,<F*>                                  640,000                    26,080,000
      CPB, Inc.                                                          84,939                     2,718,048
      Central Reserve Life Corporation                                  200,000                     1,925,000
      Community Financial Corporation <Fa>                              118,000                     1,947,000
      Fidelity Federal Bank FSB, Class A <Fa>,<F*>                    3,171,546                     7,036,868
      First of America Bank Corporation                                 152,300                     6,758,312
      Hilb, Rogal and Hamilton Company <Fa>                             825,000                    11,034,375
      Independent Insurance Group, Inc.                                 516,000                    14,061,000
      International Bancshares Corporation                              282,236                    11,501,117
      John Nuveen and Company, Inc.                                     593,900                    14,699,025
      Mid-South Insurance Company <Fa>                                  536,318                     8,178,850
      National Insurance Group <Fa>,<F*>                                466,800                     2,625,750
      Norwest Corporation                                               271,056                     8,944,847
      Old Republic International Corporation                            612,500                    21,743,750
      Physicians Insurance Company of Ohio <F*>                         189,000                     6,000,750
      Riggs National Corporation <F*>                                   410,000                     5,330,000
      River Forest Bancorp, Inc.                                        659,958                    16,828,929
      Sterling Financial Corporation <F*>                               270,000                     3,712,500
      Stewart Information Services Corporation <Fa>                     409,950                     8,813,925
                                                                                              -----------------
                                                                                                 $226,512,484
                                                                                              -----------------

Food and Beverage (1.43%)
      Savannah Foods & Industries, Inc.                                 532,000                    $6,061,737
      The Morningstar Group, Inc. <Fa>,<F*>                           1,201,700                     9,613,600
      United Grain Growers Ltd. <Fa>,<Ff>                               800,000                     4,472,797
                                                                                              -----------------
                                                                                                  $20,148,134
                                                                                              -----------------

                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Growth Fund
-------------------

Healthcare (2.74%)
      Allied Healthcare Products, Inc. <F*>                             183,400                    $2,934,400
      Comprehensive Care Corporation <Fa),<F*>                           15,900                       137,138
      Comprehensive Care Corporation - Rule 144A <Fa),<F*>              250,000                     2,156,250
      Creative Biomolecules, Inc. <F*>                                  577,500                     4,042,500
      Cytogen Corporation <Fa),<F*>                                   1,716,000                     9,009,000
      Gyogyszergyarszolgaltatasi Resz. (Egis) <Ff>                       63,997                     1,421,538
      Health Images, Inc. <Fa)                                        1,077,700                     7,813,325
      Laboratory Corporation of America Holdings -
         Warrants, expiring April 28, 2000 <F*>                          97,848                        67,270
      Maxicare Health Plan, Inc. <F*>                                   225,000                     6,046,875
      Unilab Corporation <F*>                                         1,850,500                     4,973,219
                                                                                              -----------------
                                                                                                  $38,601,515
                                                                                              -----------------

Industrial Products and Services (1.58%)
      Devlieg Bullard, Inc. <F*>                                        390,000                      $877,500
      Durakon Industries, Inc. <Fa>,<F*>                                374,900                     4,686,250
      Lufkin Industries                                                 114,600                     2,592,825
      Meridian Technologies, Inc. <Ff>,<F*>                             890,400                     3,672,459
      MFRI, Inc. <Fa>,<F*>                                              341,000                     2,131,250
      Mitsubishi Heavy Industries, Ltd. <Ff>                            400,000                     3,191,469
      Nycor, Inc. <F*>                                                   35,000                       179,375
      Nycor, Inc., Class A <F*>                                          59,000                       287,625
      Quixote Corporation <Fa)                                          600,000                     4,650,000
                                                                                              -----------------
                                                                                                  $22,268,753
                                                                                              -----------------

Investments (3.36%)
      Dundee Bancorp, Inc. <Ff>,<F*>                                    727,400                    $7,333,737
      Minorco-ADR                                                     1,360,000                    38,930,000
      Triton Group Ltd. <Fa>,<F*>                                     2,045,300                     1,022,650
                                                                                              -----------------
                                                                                                  $47,286,387
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Leisure/Entertainment (1.83%)
      Hasbro, Inc.                                                      400,000                   $12,400,000
      International Speedway Corporation                                 27,782                     6,764,917
      Sotheby's Holdings, Inc.                                          467,600                     6,663,300
                                                                                              -----------------
                                                                                                  $25,828,217
                                                                                              -----------------

Metals Processing (1.65%)
      Asturiana De Zinc, S.A. <Ff>,<F*>                                 382,859                    $3,035,761
      Birmingham Steel Corporation                                      430,550                     6,404,431
      Geneva Steel Company <F*>                                         816,100                     5,610,687
      Handy & Harman                                                    200,000                     3,300,000
      Laclede Steel Company <F*>                                         76,800                       576,000
      Reliance Steel & Aluminum Co. <F*>                                 36,600                       759,450
      Republic Engineered Steels, Inc.  <F*>                            750,000                     3,468,750
                                                                                              -----------------
                                                                                                  $23,155,079
                                                                                              -----------------

Mining (7.19%)
      Anvil Range Mining <Fa>,<Ff>,<F*>                               1,085,000                    $4,872,874
      Bema Gold Corporation <Ff>,<F*>                                 2,286,700                     4,443,287
      Bema Gold Corporation -
         Warrants, expiring September 6, 1996 <Ff>,<F*>                 212,500                             0
      Case Pomeroy & Company, Inc.                                        1,263                     1,562,962
      Case Pomeroy & Company, Inc.,  Class B                                340                       420,750
      Dayton Mining Corporation <Fa>,<Ff>,<F*>                        2,112,000                     8,904,531
      FirstMiss Gold, Inc. <F*>                                          35,000                       778,750
      Hemlo Gold Mines, Inc. <Ff>                                     1,725,000                    16,171,875


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Growth Fund
-------------------

Mining  (con't)
      Homestake Mining Company                                          885,250                   $13,832,030
      Kinross Gold Corporation <Ff),<F*>                                800,000                     6,100,000
      Pegasus Gold, Inc. <Ff)                                           517,700                     7,183,088
      Placer Dome, Inc. <Ff)                                            600,000                    14,475,000
      Santa Elina Gold Corporation-Rule 144A <Ff),<F*>                  950,000                     1,079,703
      TVX Gold, Inc. <Ff),<F*>                                          800,000                     5,700,000
      Uranium Resources, Inc. <Fa>,<F*>                                 811,525                     4,463,388
      Wharf Resources, Ltd. <Fa>,<Ff)                                 1,712,600                    11,301,804
                                                                                              -----------------
                                                                                                 $101,290,042
                                                                                              -----------------

Real Estate Investment Trust (0.74%)
      RPS Realty Trust <Fa>                                           2,240,100                   $10,360,463
                                                                                              -----------------

Retail Trade (5.32%)
      Charming Shoppes, Inc. <Fa>                                     6,950,000                   $19,981,250
      Cole National Corporation, Class A <F*>                           434,300                     6,025,913
      Dart Group Corporation, Class A                                    58,363                     5,456,941
      Duckwall-Alco Stores, Inc. <F*>                                   100,000                     1,025,000
      Genesco, Inc. <F*>                                                265,100                       927,850
      Handleman Company                                               1,500,000                     8,625,000
      Neostar Retail Group, Inc. <F*>                                   200,000                     1,475,000
      Noodle Kidoodle, Inc.,
        (formerly Greenman Bros., Inc.) <Fa>,<F*>                       293,100                     3,956,850
      Spaghetti Warehouse, Inc. <F*>                                    230,300                     1,151,500
      Younkers, Inc. <F*>                                               275,000                     6,978,125
      Zale Corporation <F*>                                           1,200,000                    19,350,000
                                                                                              -----------------
                                                                                                  $74,953,429
                                                                                              -----------------
                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------

Transportation (5.98%)
      Antofagasta Holdings P.L.C. <Ff>                                  950,000                    $4,380,531
      International Shipholding Corporation                             152,450                     3,163,338
      Kirby Corporation <F*>                                            400,000                     6,500,000
      London & Overseas Freighters Ltd - ADR <Fa>                       405,500                     4,739,281
      MTL, Inc. <Fa>,<F*>                                               337,500                     4,725,000
      OMI, Inc. <Fa>,<F*>                                             2,214,900                    14,396,850
      Oglebay Norton Company                                             96,372                     3,589,857
      Overseas Shipholding Group, Inc.                                  781,300                    14,844,700
      Pacific Basin Bulk Shipping Ltd. <F*>                             150,000                     1,725,000
      Pacific Basin Bulk Shipping Ltd. -
           Warrants, expiring September 30, 1999 <F*>                   150,000                       131,250
      Southern Pacific Rail Corporation <F*>                            897,700                    21,544,800
      Wah Kwong Shipping Holdings Ltd. <Ff>                           3,060,759                     4,393,775
                                                                                              -----------------
                                                                                                  $84,134,382
                                                                                              -----------------

Utilities (3.24%)
      Czech Power Company <Ff>,<F*>                                     250,110                    $9,026,842
      Huaneng Power International - ADR <F*>                            427,700                     6,148,187
      Noram Energy Corporation                                        3,437,300                    30,506,037
                                                                                              -----------------
                                                                                                  $45,681,066
                                                                                              -----------------

Miscellaneous (3.64%)                                                                             $51,216,568
                                                                                              -----------------

Total Common Stocks (Cost $886,265,717)                                                        $1,157,296,438
                                                                                              -----------------


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Growth Fund
-------------------

Non-Convertible Bonds (3.69%)

Energy (0.21%)
      Huntway Partners L.P., 4%, due 2008 - Rule 144A                $8,606,717                      $774,605
      Huntway Partners L.P., 8%, due 2000 -  Rule 144A                3,444,834                     2,239,142
                                                                                              -----------------
                                                                                                   $3,013,747
                                                                                              -----------------

Financial Services (0.25%)
      Beal Financial Corporation, 12.75%, due 2000                    3,425,000                    $3,459,250
                                                                                              -----------------


Industrial Products and Services (0.54%)
      The Toro Company, 11%, due 2017                                 3,425,000                    $7,632,625
                                                                                              -----------------

Paper, Printing and Publishing (0.17%)
      VIS Capital, 12.375%, due 1998                                  2,380,000                    $2,418,675
                                                                                              -----------------

Transportation (2.52%)
      Greyhound Lines, Inc., 10% Sr. Notes, due 2001                 28,898,000                   $26,586,160
      Southern Pacific Transportation Company,
           8.2%, due 2001                                             8,845,000                     8,878,169
                                                                                              -----------------
                                                                                                  $35,464,329
                                                                                              -----------------

Total Non-Convertible Bonds (Cost $52,880,385)                                                    $51,988,626
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------

Convertible Bonds (0.71%)

Apparel and Other Textile Products (0.07%)
      Suave Shoe Corporation, 5%, due 1997                             $929,000                      $929,000
                                                                                              -----------------

Mining (0.64%)
      Dayton Mining Corporation, 7%, due 1999 <Ff>                    3,500,000                    $6,507,550
      Golden Shamrock Mines Ltd.,
       7%, due 2000  - Rule 144A <Ff>                                 3,305,000                     2,478,750
                                                                                              -----------------
                                                                                                   $8,986,300
                                                                                              -----------------

Total Convertible Bonds (Cost $7,574,645)                                                          $9,915,300
                                                                                              -----------------

U.S. Treasury Bills (13.54%)
 Maturing 01-04-96 to 02-15-96
       (Cost $190,448,898)                                         $191,100,000                  $190,566,566
                                                                                              -----------------

Total Investments  (Cost $1,137,279,646)                                                       $1,409,766,930


Excess of Other Liabilities over Assets                               (0.14%)                     ($1,885,900)
                                                                 -------------------          -----------------

Net Assets                                                              100.00%                $1,407,881,030
                                                                 ===================          =================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
ADR American Depository Receipts


                                                 See Notes to Financial Statements

                           LINDNER DIVIDEND FUND

                             February 12, 1996

Dear Fellow Shareholders:

The Dividend Fund completed calendar year 1995 with a total return of 21.55% which compares to the S&P 500 total return of 37.6% -- the best year for the stock market since 1958. During the same time period, the yield on the 30-year treasury bond declined from 7.44% to 6.23%. As a consequence of its interest rate sensitivity, the fund reacts more favorably as rates decline. I am pleased to report that, as of this writing, the average portfolio yield is 6.9%, which compares very favorably to the one year treasury bill rate of 4.79%.

The percentage of cash decreased from 12.7% at June 30, 1995, to 7.4%, as of this letter. The Dividend Fund deployed the cash into defensive and undervalued common stocks such as Hormel Foods Corporation, J.M. Smucker Company, Charming Shoppes, John Nuveen Company and Baker Hughes, Inc.

The largest industry held is the Utility sector which increased to 19% from 15% of total assets on June 30, 1995. The remaining industries of Energy, Financial Services, Transportation and Telecommunications all remained unchanged in their percentage of weighting to total assets.

With the stock market attaining repeated new highs, the Dividend Fund is currently beginning to raise cash again by selling selected stocks whose prices have exceeded the point where we still consider them values.

As a point of interest, the February 12th issue of Forbes magazine rated your Lindner Dividend Fund as the number one "Best Buy" stock fund for calendar year 1995. In its comparison, the magazine favors funds that achieve solid returns without charging exorbitant fees and exposing shareholder savings to excessive risk. Every August since 1992, Forbes has had a similar "Best Buy" ranking that comprises a larger sampling of stock mutual funds. Except for 1993, when it was closed to new investors, your Lindner Dividend Fund has placed first every year in the "Best Buy" stock fund ranking since Forbes introduced the category.

Thank you for your continued involvement with the Dividend Fund. We will make every effort to try to provide you with a steady source of income without putting your investment in the path of undue risk.

                        Respectfully submitted,

                        Eric E. Ryback
                        President

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Common Stocks (35.78%)

Computer and Electronic Equipment (0.36%)
      Metricom Inc. <F*>                                                440,000                    $5,995,000
      Micropolis Corporation <F*>                                       400,000                     1,500,000
                                                                                              -----------------
                                                                                                   $7,495,000
                                                                                              -----------------

Energy (1.33%)
      Atlantic Richfield Company                                        250,000                   $27,687,500
                                                                                              -----------------


Energy Service (0.93%)
      Baker Hughes, Inc.                                                800,000                   $19,500,000
                                                                                              -----------------


Financial Services (2.67%)
      American Bank of Connecticut <Fa>                                 130,000                    $3,542,500
      Community Bank  - Warrants,
           expiring June 27, 1999 <F*>                                   85,000                       223,125
      First of America Bank Corporation                                 304,000                    13,490,000
      John Nuveen and Company, Inc.                                     538,400                    13,325,400
      Republic New York Corporation                                     400,000                    24,850,000
      TeleBanc Financial Corporation - Warrants,
                 expiring May 1, 2004 <F*>                              150,000                       375,000
                                                                                              -----------------
                                                                                                  $55,806,025
                                                                                              -----------------

Food (0.99%)
      Hormel Foods Corporation                                          360,700                    $8,882,237
      J.M. Smucker Company                                              611,700                    11,775,225
                                                                                              -----------------
                                                                                                  $20,657,462
                                                                                              -----------------

Investments (1.60%)
      Minorco, ADR                                                    1,168,200                   $33,439,725
                                                                                              -----------------

Leisure and Entertainment (1.13%)
      A. T. Cross Company, Class A                                      518,500                    $7,842,312
      Jostens, Inc.                                                     650,000                    15,762,500
                                                                                              -----------------
                                                                                                  $23,604,812
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Mining (0.46%)
      North Flinders Mines Ltd. <Ff>                                    768,900                    $4,295,499
      Uranium Resources, Inc. <Fa>,<F*>                                 500,000                     2,750,000
      Uranium Resources, Inc.  - Rule 144A <Fa>,<F*>                    339,000                     1,864,500
      Uranium Resources, Inc.  -  Warrants,
         expiring May 31, 1998 - Rule 144A <Fa>,<F*>                    625,000                       781,250
                                                                                              -----------------
                                                                                                   $9,691,249
                                                                                              -----------------

Paper, Printing and Publishing (0.16%)
      P. H. Glatfelter Company                                          199,400                    $3,414,725
                                                                                              -----------------


Real Estate Investment Trusts (0.94%)
      Commercial Assets, Inc.                                           297,800                    $1,675,125
      Hospitality Properties Trust <F*>                                 400,000                    10,700,000
      Pimco Commercial Mortgage Securities <Fa>                         592,300                     7,329,713
                                                                                              -----------------
                                                                                                  $19,704,838
                                                                                              -----------------

Retail Trade (0.54%)
      Charming Shoppes, Inc.                                          2,908,800                    $8,362,800
      Handleman Company                                                 501,800                     2,885,350
                                                                                              -----------------
                                                                                                  $11,248,150
                                                                                              -----------------


Telecommunications (4.95%)
      Comsat Corporation                                                739,800                   $13,778,775
      GTE Corporation                                                   600,000                    26,400,000
      Koninkllijke PTT Nederland NV - Rule 144A <Ff>                    540,000                    19,639,426
      MCI Communications Corporation                                  1,025,000                    26,778,125
      Pacific Telesis Group                                             500,000                    16,812,500
                                                                                              -----------------
                                                                                                 $103,408,826
                                                                                              -----------------



                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Telecommunications Equipment (0.93%)                                    500,000                   $19,437,500
      Nokia Corporation -  ADR                                                                -----------------


Transportation (0.35%)
      Anangel-American Shipholdings Ltd.                                649,900                    $7,230,138
                                                                                              -----------------

Utilities (Gas, Electric & Water) (14.87%)
      DQE, Inc.                                                         450,000                   $13,837,500
      Entergy Corporation                                               420,000                    12,285,000
      Espoon Sahko - ADR - Rule 144A                                    248,000                     3,596,000
      General Public Utilities Corporation                              400,000                    13,600,000
      Hawaiian Electric Utilities, Inc.                                 427,700                    16,573,375
      Idaho Power Company                                               322,100                     9,663,000
      Illinova Corporation                                              520,000                    15,600,000
      MidAmerican Energy Company
         (formerly Iowa-Illinois Electric Co.)                          929,922                    15,576,193
      NIPSCO Industries, Inc.                                           440,400                    16,845,300
      New York State Electric & Gas Corporation                         500,000                    12,937,500
      NorAm Energy Corporation                                        3,722,000                    33,032,750
      Northeast Utilities                                               500,000                    12,187,500
      Ohio Edison Company                                               650,000                    15,275,000
      PacifiCorp                                                        538,500                    11,443,125
      Portland General Corporation                                      626,500                    18,246,813
      Public Service Enterprise Group, Inc.                             500,000                    15,312,500
      Sierra Pacific Resources                                          492,200                    11,505,175
      Texas Utilities Company                                           610,000                    25,086,250
      The Southern Company                                              500,000                    12,312,500
      Western Resources, Inc.                                           325,000                    10,846,875
      Wisconsin Energy                                                  486,600                    14,902,125
                                                                                              -----------------
                                                                                                 $310,664,481
                                                                                              -----------------


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Miscellaneous (3.57%)                                                                             $74,358,375
                                                                                              -----------------


Total Common Stocks (Cost $660,428,865)                                                          $747,348,806
                                                                                              -----------------


Preferred Stocks  (25.79%)

Computer and Electronic Equipment (1.42%)
      The Titan Corporation, $1.00 convertible                           71,400                      $874,650
      Unisys Corporation, $3.75 convertible                           1,071,000                    28,783,125
                                                                                              -----------------
                                                                                                  $29,657,775
                                                                                              -----------------

Construction and Real Estate (0.63%)
      LSB Industries, Inc., $3.25 convertible                           237,500                    $7,956,250
      Nycor, Inc., $1.70 convertible                                    311,200                     5,290,400
                                                                                              -----------------
                                                                                                  $13,246,650
                                                                                              -----------------


Drugs and Beauty Aids (0.66%)
      Foxmeyer Healthcare Corporation, $5.00 convertible                252,031                   $13,735,689
                                                                                              -----------------



                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Energy (8.88%)
      Cliffs Drilling Company, $2.3125 convertible                      305,500                    $8,401,250
      ICO, Inc., $1.6875 convertible                                    310,000                     6,510,000
      Lasmo PLC , Series A , 10%                                        492,600                    11,883,975
      Maxus Energy Corporation, $4.00 convertible                       252,300                    10,975,050
      Maxus Energy Corporation, 10%                                     200,000                     5,175,000
      McDermott International, Inc., $2.20 convertible                  235,500                     6,682,313
      McDermott International, Inc., 5% convertible - Rule 144A         275,000                    11,275,000
      Occidental Petroleum Corporation,
              $3.875 convertible - Rule 144A                            600,000                    33,300,000
      Reading & Bates Corporation, 6.5% convertible                     215,900                     9,715,500
      Santa Fe Energy Resources, Inc., 7%, convertible                  738,300                    14,119,988
      Tejas Gas Corporation, $2.49                                      349,700                     9,179,625
      Tejas Gas Corporation, 5.25% convertible                          164,300                     7,804,250
      Western Gas Resources, Inc., $2.65 convertible                    484,400                    16,954,000
      The Williams Companies, Inc.,
         7% convertible - Rule 144A                                     225,000                    16,621,875
      Valero Energy Corporation, 6.25% convertible                      328,850                    16,935,775
                                                                                              -----------------
                                                                                                 $185,533,601
                                                                                              -----------------

Environmental Services (0.35%)
      Environmental Systems, Series A, $1.75                            459,582                    $7,267,140
                                                                                              -----------------

Financial Services (3.83%)
      Alexander & Alexander Services, Inc.,
             $3.625  convertible - Rule 144A                            270,000                   $13,500,000
      California Federal Bank, 10.625%                                   70,000                     7,660,625
      Community Bank, Series B, 13%                                     196,500                     5,084,438
      Credit Lyonnais Capital S.C.A., 9.5% - Rule 144A                  600,000                    15,015,600
      Integon Corporation, $3.875 convertible                           190,000                    11,400,000
      Riggs National Corporation,  Series B, 10.75%                     750,000                    21,000,000
      River Bank America, Series A, 15%                                  85,000                     2,103,750
      Santander Overseas Bank, Inc., $2.66                              160,000                     4,320,000
                                                                                              -----------------
                                                                                                  $80,084,313
                                                                                              -----------------


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Food (0.84%)
      Flagstar Companies, Inc., $2.25 convertible                     1,679,000                   $17,419,625
                                                                                              -----------------


Leisure and Entertainment (1.91%)
      AMC Entertainment, Inc., 7% convertible                           977,300                   $39,824,975
                                                                                              -----------------


Metals Processing (1.83%)
      Armco Inc., $3.625 convertible                                    206,900                   $10,293,275
      Dofasco, Inc., $2.60 convertible (f)                              671,100                    15,992,631
      USX Corporation, 6.5% convertible                                 252,000                    12,001,500
                                                                                              -----------------
                                                                                                  $38,287,406
                                                                                              -----------------

Mining (1.12%)
      Freeport-McMoran Copper & Gold Inc.,
            Series C, variable rate                                     288,100                    $8,751,037
      Pittston Company, $3.125 convertible - Rule 144A                  402,500                    14,691,250
                                                                                              -----------------
                                                                                                  $23,442,287
                                                                                              -----------------

Paper, Printing and Publishing (0.55%)
      James River Corporation, $3.50 convertible                        247,100                   $11,459,263
                                                                                              -----------------


Real Estate Investment Trusts (0.68%)
      Prime Retail, Inc., $2.125 convertible                            510,000                    $9,052,500
      Prime Retail, Inc., $2.625                                        260,000                     5,070,000
                                                                                              -----------------
                                                                                                  $14,122,500
                                                                                              -----------------

Transportation (1.59%)
      Sea Containers Ltd., $4.00 convertible                            293,900                   $12,858,125
      Sea Containers Ltd., $4.125 convertible                            50,600                     2,793,120
      U.S. Air Group, Inc., $4.375 convertible                          427,900                    17,597,387
                                                                                              -----------------
                                                                                                  $33,248,632
                                                                                              -----------------


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Utilities (Gas, Electric & Water) (.76%)
      Cleveland Electric Illuminating Company,
             Series S, 9%                                                16,000                   $14,640,000
      Texas-New Mexico Power Company, 4.65%                              16,300                     1,238,800
                                                                                              -----------------
                                                                                                  $15,878,800
                                                                                              -----------------

      Miscellaneous (0.74%)                                                                       $15,466,875
                                                                                              -----------------

      Total Preferred Stocks (Cost $552,833,536)                                                 $538,675,631
                                                                                              -----------------


Non-Convertible Bonds (25.13%)

Aerospace/Defense (1.22%)
      Alliant Techsystems, Inc.,
               11.75%, due 2003                                     $10,000,000                   $11,087,500
      Teledyne, Inc., 10%, due 2004                                  14,020,000                    14,440,600
                                                                                              -----------------
                                                                                                  $25,528,100
                                                                                              -----------------

Apparel & Other Textile Products (0.74%)
      Hartmarx Corporation, 10.875%, due 2002                        15,555,000                   $15,438,337
                                                                                              -----------------


Computer and Electronic Equipment (0.80%)
      Dell Computer Corporation, 11%, due 2000                       15,000,000                   $16,612,500
                                                                                              -----------------

Construction and Real Estate (1.90%)
      Avatar Holdings, Inc., 9%, due 2000                             3,683,000                    $3,489,642
      Congoleum Corporation, 9%, due 2001                            13,700,000                    13,289,000
      Four Seasons Hotel, Inc., 9.125%, due 2000 - Rule 144A         13,100,000                    13,034,500
      Kaufman & Broad Home Corporation, 9.375%, due 2003             10,000,000                     9,962,500
                                                                                              -----------------
                                                                                                  $39,775,642
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Energy (0.61%)
      Energy Ventures, Inc., 10.25% due 2004                         $4,950,000                    $5,234,625
      Maxus Energy Corporation, 9.875%, due 2002                      3,000,000                     3,022,500
      Tuboscope Vetco International Corporation,
         10.75%, due 2003                                             4,400,000                     4,460,500
                                                                                              -----------------
                                                                                                  $12,717,625
                                                                                              -----------------

Financial Services (2.90%)
      Beal Financial Corporation, 12.75%, due 2000                   27,500,000                   $27,775,000
      Riggs National Corporation, floating rate, due 1996 <Ff>        2,340,000                     2,328,300
      Roosevelt Financial Group, Inc., 9.5%, due 2002                 4,000,000                     4,010,000
      TeleBanc Financial Corporation, 11.5%, due 2004                 7,500,000                     6,712,500
      WSFS Financial Corporation,
         11%, due 2005                                               19,150,000                    19,724,500
                                                                                              -----------------
                                                                                                  $60,550,300
                                                                                              -----------------

Food (0.84%)
      Flagstar Companies, Inc., 10.75%, due 2001                     15,000,000                   $13,725,000
      Flagstar Companies, Inc., 11.375%, due 2003                     5,000,000                     3,825,000
                                                                                              -----------------
                                                                                                  $17,550,000
                                                                                              -----------------

Healthcare (0.43%)
      Tenet Healthcare Corporation, 8.92%, due 1996                   1,400,000                    $1,400,000
      Tenet Healthcare Corporation, 8.94%, due 1996                   4,000,000                     4,000,000
      Tenet Healthcare Corporation, 8.97%, due 1996                   3,480,000                     3,480,000
                                                                                              -----------------
                                                                                                   $8,880,000
                                                                                              -----------------


Industrial Products and Services (2.19%)
      Fruehauf Trailer Corporation, 14.75%, due 2002                 27,540,000                   $26,989,200
      Rohr, Inc., Senior Notes 11.625%, due 2003                      3,850,000                     4,167,625
      The Toro Company, 11%, due 2017                                13,700,000                    14,624,750
                                                                                              -----------------
                                                                                                  $45,781,575
                                                                                              -----------------


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Leisure and Entertainment (1.48%)
      Marvel III Holdings, Inc., 9.125%, due 1998                   $25,725,000                   $25,210,500
      Tyco Toys, Inc., 10.125%, due 2002                              6,250,000                     5,648,438
                                                                                              -----------------
                                                                                                  $30,858,938
                                                                                              -----------------

Metals Processing (1.93%)
      Armco Inc., 9.2%, due 2000                                     11,940,000                   $12,104,175
      Geneva Steel, 11.25%, due 2001                                 19,385,000                    16,089,550
      Northwestern Steel & Wire Company, 9.5%, due 2000              12,250,000                    12,035,625
                                                                                              -----------------
                                                                                                  $40,229,350
                                                                                              -----------------

Mining (1.25%)
      Kaiser Aluminum & Chemical Corporation,
        9.875%, due 2002                                             25,500,000                   $26,137,500
                                                                                              -----------------

Paper, Printing and Publishing (0.87%)
      United States Banknote Corporation,
             10.375%, due 2002                                        5,000,000                    $3,475,000
      VIS Capital, 12.375%, due 1998                                  9,118,000                     9,266,168
      Valassis Communications, Inc.,
             9.375%, due 1999                                         5,000,000                     5,343,750
                                                                                              -----------------
                                                                                                  $18,084,918
                                                                                              -----------------

Retail Trade (0.30%)
      Phar-Mor, Inc., 11.72%, due 2002                                6,900,000                    $6,279,000
                                                                                              -----------------


Telecommunications (0.73%)
      Heartland Wireless Communications, Inc.,
         13%, due 2002 - Rule 144A                                    1,000,000                    $1,035,000
      Outlet Communications, Inc., 10.875%, due 2003                 13,025,000                    14,213,531
                                                                                              -----------------
                                                                                                  $15,248,531
                                                                                              -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Transportation (4.62%)
      Greyhound Lines, Inc., 10%, due 2001                          $33,150,000                   $30,499,124
      International Shipholding Corporation, 9%, due 2003             2,000,000                     1,995,000
      OMI Corporation, 10.25%, due 2003                              18,500,000                    16,557,500
      Southern Pacific Rail Corporation, 9.375%, due 2005            16,000,000                    17,460,000
      Southern Pacific Transportation Company,
         8.2%, due 2001                                               6,476,000                     6,500,285
      Transportacion Maritima Mexicana, S.A. de C.V.,
         9.25%, due 2003                                             26,100,000                    23,555,250
                                                                                              -----------------
                                                                                                  $96,567,159
                                                                                              -----------------

Utilities (2.03%)
      Del Norte Funding Corporation, 11.25%, due 2014                 2,500,000                    $1,712,500
      El Paso Electric Company, 10.75%, due 2013                      6,400,000                     4,384,000
      Gascart, 9%, due 1998 -  Rule 144A                             26,040,000                    25,291,350
      Public Service Company of New Mexico,
        10.3%, due 2014                                               4,600,000                     4,795,500
      Texas-New Mexico Power Company, 9.25%, due 2000                 6,000,000                     6,262,500
                                                                                              -----------------
                                                                                                  $42,445,850
                                                                                              -----------------


Miscellaneous (0.29%)                                                                              $6,104,344
                                                                                              -----------------

Total Non-Convertible Bonds (Cost $519,709,402)                                                  $524,789,669
                                                                                              -----------------


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Dividend Fund
---------------------

Convertible Bonds (6.02%)

Business Services (0.09%)
      Trans-Lux Corporation, 9%, due 2005                            $1,719,000                    $1,813,545
                                                                                              -----------------

Chemicals and Allied Products (0.36%)
      Hexcel Corporation, 7%,
         Subordinated Debentures, due 2011                            8,919,000                    $7,581,150
                                                                                              -----------------

Computer and Electronic Equipment (1.55%)
      Atari Corporation, 5.25%, due 2002                             13,676,000                    $6,427,720
      Micropolis Corporation, 10%, due 1998 - Rule 144A              20,000,000                    20,000,000
      Micropolis Corporation, 6%, due 2012                            5,850,000                     2,881,125
      Recognition International, Inc., 7.25%, due 2011                3,400,000                     3,068,500
                                                                                              -----------------
                                                                                                  $32,377,345
                                                                                              -----------------

Energy (0.62%)
      Ashland Oil, Inc., 6.75%, due 2014                             12,000,000                   $12,030,000
      Lone Star Technologies, Inc., 8% Eurobond, due 2002<Ff>         1,280,000                       998,400
                                                                                              -----------------
                                                                                                  $13,028,400
                                                                                              -----------------

Environmental Services (0.29%)
      US Filter Corporation, 6%, due 2005 - Rule 144A                 5,200,000                    $6,006,000
                                                                                              -----------------

Industrial Products and Services (0.73%)
      Cooper Industries, Inc., 7.05%, due 2015                       14,755,000                   $15,252,981
                                                                                              -----------------

Leisure and Entertainment (0.32%)
      Savoy Pictures Entertainment, Inc., 7%, due 2003                8,071,000                    $6,658,575
                                                                                              -----------------


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Mining (0.39%)
      Atlas Corporation, 9%, due 1998 -  Rule 144A                   $3,500,000                    $2,625,000
      Uranium Resources, Inc., 6.5%, due 1998 - Rule 144A             4,500,000                     5,495,625
                                                                                              -----------------
                                                                                                   $8,120,625
                                                                                              -----------------

Retail Trade (0.58%)
      Michael Stores, Inc., 5.75%, due 2003                          15,457,000                   $12,211,030
                                                                                              -----------------


Telecommunications Equipment (0.84%)
      General Instrument Corporation, 5%, due 2000                   16,000,000                   $17,600,000
                                                                                              -----------------


Miscellaneous (0.25%)                                                                              $5,115,164
                                                                                              -----------------

Total Convertible Bonds (Cost $125,070,717)                                                      $125,764,815
                                                                                              -----------------

U.S. Treasury Bills (6.28%)
      Maturing 01-04-96 to 02-08-96
         (Cost $131,038,720)                                       $131,400,000                  $131,124,213
                                                                                              -----------------

Total Investments (Cost $1,989,081,240)                                  99.00%                $2,067,703,134


Excess of Other Assets over Liabilities                                   1.00%                   $20,816,826
                                                              -------------------             -----------------

Net Assets                                                              100.00%                $2,088,519,960
                                                              ===================             =================


<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
ADR American Depository Receipts


                                                 See Notes to Financial Statements

                            LINDNER UTILITY FUND

                             February 12, 1996


Dear Fellow Shareholders:

The Lindner Utility Fund completed 1995 with a total return of 23.89% compared to the New York Stock Exchange Utility Index's 33.96% total return for the same period. As of this letter, the Utility Fund is up 7.2% year-to-date, compared to the New York Stock Exchange Utility Index's 4.30% year-to-date return.

The net assets for the Utility Fund as of December 31, 1995, were $22.7 million, up from $17 million at June 30, 1995. Currently, its largest industry sector is Utilities (gas, electric and water) at 38% of the portfolio which is down from 52% at June 30, 1995. We sold a few utilities that reached our sell target and deployed the cash into the telecommunications industry, increasing that industry's weighting to 28%. The energy sector weighting remained the same at 21% of the portfolio.

The largest single security holding continues to be Uranium Resources, a non-income producing security. Their operations involve mining uranium for the nuclear utility industry. We added another uranium mining company called Energy Resources of Australia Ltd. Combined, these two companies represent 4.85% of the total portfolio. Our analysis indicates that the potential for these companies, and the industry as a whole, is very strong. We make this judgment based on our research that shows the 20-year cycle of uranium prices is coming off an all time low, coupled with a favorable supply/demand imbalance throughout the world. With the Utility Fund's ability to invest in these types of companies, the lower portfolio yield of 3.85% will be offset with a potential for greater capital appreciation. This will be a key factor to its performance against future rising interest rates. As always, we are appreciative of your support during the past calendar year.


                              Respectfully submitted,


                              Eric E. Ryback
                              President

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Utility Fund
--------------------

Common Stocks  (75.02%)

Energy (13.01%)
      McDermott International Inc.                                       25,000                      $550,000
      Tejas Power Corporation                                            52,000                       474,500
      USX-Dehli Group                                                    77,000                       798,875
      Union Pacific Resources Group Inc.                                 18,000                       456,750
                                                                                              -----------------
                                                                                                   $2,280,125
                                                                                              -----------------
Mining (4.85%)
      Energy Resources of Australia Ltd. <Ff>                           195,700                      $669,657
      Uranium Resources, Inc. <F*>                                      200,000                     1,100,000
                                                                                              -----------------
                                                                                                   $1,769,657
                                                                                              -----------------

Telecommunications (15.69%)
      Alltel Corporation                                                 15,000                      $442,500
      C-TEC Corporation <F*>                                             19,000                       589,000
      GTE Corporation                                                    10,000                       440,000
      General Communication, Inc., Class A <F*>                          55,100                       282,388
      Lincoln Telecommunications Company                                 15,000                       316,875
      MCI Communications Corporation                                     25,000                       653,125
      US West Communications Group                                       10,000                       357,500
                                                                                              -----------------
                                                                                                   $3,081,388
                                                                                              -----------------
Telecommunications Equipment (8.90%)
      AFC Cable Systems, Inc. <F*>                                       34,000                      $467,500
      Metricom, Inc. <F*>                                                35,000                       476,875
      Nokia Corporation  - ADR                                           25,000                       971,875
      Ortel Corporation                                                  51,500                       579,375
                                                                                              -----------------
                                                                                                   $2,495,625
                                                                                              -----------------


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Utilities (Gas, Electric & Water) (27.74%)
      DQE, Inc.                                                          15,450                      $475,088
      FPL Group, Inc.                                                    10,000                       463,750
      Idaho Power Company                                                15,000                       450,000
      Illinova Corporation                                               10,000                       300,000
      NorAm Energy Corporation                                          105,000                       931,875
      Ohio Edison Company                                                18,000                       423,000
      Panhandle Eastern Corporation                                      20,000                       557,500
      Portland General Corporation                                       14,000                       407,750
      Public Service Enterprise Group Inc.                               15,000                       459,375
      Rochester Gas and Electric Company                                  8,000                       181,000
      Texas Utilities Company                                            20,000                       822,500
      The Southern Company                                               15,000                       369,375
      The United Illuminating Company                                    12,000                       448,500
                                                                                              -----------------
                                                                                                   $6,289,713
                                                                                              -----------------

Miscellaneous (4.83%)                                                                              $1,096,024
                                                                                              -----------------


Total Common Stocks (Cost $14,735,546)                                                            $17,012,532
                                                                                              -----------------


                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Utility Fund
--------------------

Preferred Stocks (12.30%)

Energy (7.88%)
      Maxus Energy, 10%                                                  15,000                      $388,125
      Santa Fe Energy Resources, 7% convertible                          26,000                       497,250
      Valero Energy Corporation, 6.25% convertible                        9,000                       463,500
      Western Gas Resources, Inc., $2.625                                12,500                       437,500
                                                                                              -----------------
                                                                                                   $1,786,375
                                                                                              -----------------


Utilities (Gas, Electric & Water) (4.42%)
      Central Maine Power Company, $4.75                                 11,096                      $582,540
      Central Maine Power Company, $5.25                                  7,500                       419,062
                                                                                              -----------------
                                                                                                   $1,001,602
                                                                                              -----------------


Total Preferred Stocks (Cost $2,469,468)                                                           $2,787,977
                                                                                              -----------------




<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
ADR American Depository Receipts


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Non-Convertible Bonds (6.12%)

Utilities (Gas, Electric & Water)
      Gascart S.A., 9%, due 1998 -  Rule 144A                        $1,000,000                      $971,250
      Public Service Company of New Mexico,
            10.3%, due 2014                                             400,000                       417,000
                                                                                              -----------------
                                                                                                   $1,388,250
                                                                                              -----------------

Total Non-Convertible Bonds (Cost $1,384,761)                                                      $1,388,250
                                                                                              -----------------

Convertible Bonds (3.88%)

Telecommunications Equipment
      General Instrument Corporation, 5%, due 2000                     $800,000                      $880,000
                                                                                              -----------------

Total Convertible Bonds (Cost $826,771)                                                              $880,000
                                                                                              -----------------

U. S. Treasury Bills (0.88%)
Maturing 01-11-96 to 02-08-96
    (Cost $199,356)                                                    $200,000                      $199,386
                                                                                              -----------------

Total Investments  (Cost $19,615,902)                                    98.20%                   $22,268,145

Excess of Other Assets over Liabilities                                   1.80%                      $408,952
                                                              -------------------             -----------------

Net Assets                                                              100.00%                   $22,677,097
                                                              ===================             =================


                                                 See Notes to Financial Statements

                       LINDNER/RYBACK SMALL-CAP FUND

                             February 12, 1996


Dear Fellow Shareholders:


The Lindner/Ryback Small-Cap Fund ended 1995 with a total return of 8.86% which lagged the Russell 2000 Index of Small-Capitalization stocks 26.2% total return during the same period. The Small-Cap Fund gave back approximately 10% during the last quarter due to a select few holdings that dragged the performance down. Those holdings have been eliminated. Its limited number of securities that individually held larger portions of the total portfolio affected 1995 returns as well. As of June 30, 1995, there were 21 stocks in the portfolio. Currently, the Fund holds 36 stocks with its total assets remaining at a comparable level.

Having sold the under performing securities, while increasing diversification, the Small-Cap Fund is up 6.50% in 1996 versus the Russell 2000's, 1.47%. We are cautiously confident that the comparison will continue.

On a personal note, I would like to introduce our new portfolio manager for the Small-Cap Fund, Donald Wang, who joined us on January 8, 1996. He comes to us from Spare, Kaplan & Bischel in San Francisco. While there, Don was a member of two pension portfolio management teams, one of which oversaw three small- to mid-cap portfolios. From this point forward, my involvement with the Small-Cap Fund will take on a supervisory role as co-manager.


                              Respectfully submitted,


                              Eric E. Ryback
                              President

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner/Ryback Small-Cap Fund
------------------------------

Common Stocks (100.00%)
Banking (14.52%)
      First Bell Bancorp, Inc.<F*>                                       20,000                      $267,500
      Monterey Bay Bancorp, Inc.<F*>                                     20,000                       232,500
      Pennfed Financial Services, Inc.<F*>                               10,000                       147,500
      Teche Holding Company<F*>                                          20,000                       275,000
                                                                                              -----------------
                                                                                                     $922,500
                                                                                              -----------------

Computers and Electronic Equipment (4.61%)
      Metricom, Inc.<F*>                                                 13,500                      $183,938
      Southern Electronics Corporation<F*>                               23,000                       109,250
                                                                                              -----------------
                                                                                                     $293,188
                                                                                              -----------------

Energy (11.75%)
      Berry Petroleum Company, Class A                                   25,000                      $253,125
      NorAm Energy Corporation                                           30,000                       266,250
      Tuboscope Vetco International, Inc.<F*>                            40,000                       227,500
                                                                                              -----------------
                                                                                                     $746,875
                                                                                              -----------------

Financial Services (9.22%)
      National Insurance Group<F*>                                       25,000                      $140,625
      Quaker City Bancorp, Inc.<F*>                                      20,000                       277,500
      Sho-Me Financial Corporation<F*>                                   11,000                       167,750
                                                                                              -----------------
                                                                                                     $585,875
                                                                                              -----------------

Food and Beverage (3.88%)
      Flagstar Companies, Inc.<F*>                                       79,000                      $246,875
                                                                                              -----------------


Healthcare (6.11%)
      Span America Medical Systems, Inc.                                 45,000                      $270,000
      Unilab Corporation                                                 44,000                       118,250
                                                                                              -----------------
                                                                                                     $388,250
                                                                                              -----------------

<F*> Non-income producing
ADR American Depository Receipts

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Industrial Products and Services (14.97%)
      Brenco Inc.                                                        23,000                      $235,750
      MFRI, Inc.<F*>                                                     34,000                       212,500
      Strattec Security Corporation <F*>                                 16,000                       288,000
      Varlen Corporation                                                 10,000                       215,000
                                                                                              -----------------
                                                                                                     $951,250
                                                                                              -----------------

Insurance (12.12%)
      Acceptance Insurance Companies, Inc.<F*>                           26,500                      $394,187
      John Alden Financial Corporation                                   18,000                       375,750
                                                                                              -----------------
                                                                                                     $769,937
                                                                                              -----------------

Mining (4.33%)
      Uranium Resources, Inc.<F*>                                        50,000                      $275,000
                                                                                              -----------------

Retail Trade (4.52%)
      Charming Shoppes, Inc.                                            100,000                      $287,500
                                                                                              -----------------


Telecommunications (1.90%)
      General Communication, Inc.,  Class A<F*>                          23,600                      $120,950
                                                                                              -----------------

Telecommunications Equipment (8.58%)
      Intelect Communications System, Inc.<F*>                           55,000                      $308,719
      Ortel Corporation                                                  21,000                       236,250
                                                                                              -----------------
                                                                                                     $544,969
                                                                                              -----------------

Miscellaneous (3.50%)                                                                                $222,750
                                                                                              -----------------

Total Common Stocks (Cost $6,469,262)                                                              $6,355,919
                                                                                              -----------------

Total Investments                                                       100.00%                    $6,355,919


      Excess of Other Liabilities over Assets                             0.00%                          (704)
                                                              -------------------             -----------------

      Net Assets                                                        100.00%                    $6,355,215
                                                              ===================             =================



                                                 See Notes to Financial Statements

                            LINDNER BULWARK FUND

                             February 12, 1996


Dear Fellow Shareholders:


For the year ended December 31, 1995, the Lindner Bulwark Fund's total return was -11%. Since the last report to shareholders, the stock market has continued to be the beneficiary of huge inflows of cash from households and pension funds. Clearly the preference of investors for financial assets - stocks and bonds - has not yet run its course. However, since late 1995, tangible evidence has arisen that indicates investors have begun to include precious metals as an investment alternative. In addition, it appears that monetary authorities in Japan, Europe, and the U.S. have started to move in favor of economic growth versus inflation fighting. Even the smallest change in policy towards stimulation can have large effects on market perception.

The Bulwark Fund started off 1996 well. As of this letter, it is up 18.57%. We believe that the environment for which the Bulwark Fund was intended may in fact be approaching. In our attempts to do the best job possible for shareholders, we have added Bob Buettner as a portfolio manager to aid our efforts in the extremely research-intensive area of short-selling. Bob has been with the Lindner Funds since mid-1994. We sincerely appreciate the support of our shareholders.


      Respectfully submitted,


      Eric E. Ryback                Larry Callahan
      President                     Portfolio Manager

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Bulwark Fund
--------------------

Common Stocks (47.25%)

Business Services (6.35%)
      Autoinfo, Inc. <F*>                                               187,850                      $633,994
      Scientific Software Intercomp, Inc. <F*>                          316,000                       948,000
                                                                                              -----------------
                                                                                                   $1,581,994
                                                                                              -----------------

Computer and Electronic Equipment (2.50%)
      Gradco Systems, Inc. <F*>                                         270,000                      $624,375
                                                                                              -----------------


Energy (7.84%)
      ERC Industries, Inc. <F*>                                         277,500                      $268,828
      Maynard Oil Company <F*>                                           66,000                       445,500
      Norex America, Inc. <F*>                                           83,400                     1,042,500
      Tuboscope Vetco International <F*>                                 35,000                       199,062
                                                                                              -----------------
                                                                                                   $1,955,890
                                                                                              -----------------

Financial Services (2.75%)
      National Insurance Group                                          122,000                      $686,250
                                                                                              -----------------

Investments (1.09%)
      Triton Group Ltd. <F*>                                            542,900                      $271,450
                                                                                              -----------------


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Mining (20.93%)
      Acacia Resources Ltd. <Ff>,<F*>                                   138,069                      $248,551
      Bema Gold Corporation <Ff>,<F*>                                   570,000                     1,107,567
      Dayton Mining Corporation <Ff>,<F*>                               400,000                     1,686,464
      FirstMiss Gold Corporation <F*>                                    45,000                     1,001,250
      Homestake Mining Company                                           13,500                       210,938
      Pegasus Gold Inc.                                                  10,000                       138,750
      TVX Gold, Inc. <Ff>,<F*>                                           50,000                       356,250
      Uranium Resources Inc. - Warrants,
        expiring May 31, 1998 - Rule 144A                               375,000                       468,750
                                                                                              -----------------
                                                                                                   $5,218,520
                                                                                              -----------------

Telecommunications (5.46%)
      Metricom, Inc. <F*>                                               100,000                    $1,362,500
                                                                                              -----------------

Miscellaneous (0.33%)                                                                                 $81,584
                                                                                              -----------------

Total Common Stocks ($9,529,969)                                                                  $11,782,563
                                                                                              -----------------

Convertible Bonds (17.68%)

Healthcare (10.33%)
      Comprehensive Care Corporation., 12.5%,
       Senior Secured, due 1997 - Rule 144A                          $2,000,000                    $2,575,800
                                                                                              -----------------

Mining (7.35%)
      Uranium Resources Inc., 6.5%, Senior Secured,
       due 1998 - Rule 144A                                           1,500,000                    $1,831,875
                                                                                              -----------------

Total Convertible Bonds (Cost $4,407,675)                                                          $4,407,675
                                                                                              -----------------

                                                 See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Lindner Bulwark Fund
--------------------

Call Options (3.40%)                                                  Contracts
                                                                 -------------------
Gold Call Options
      December 1996 405                                                  75,000                      $847,500
                                                                                              -----------------

      Total Call Options (Cost $1,057,500)                                                           $847,500
                                                                                              =================

Put Options (1.35%)
S&P 100 Index Put Option
      January 1996 585                                                      550                      $336,875
                                                                                              -----------------

      Total Put Options (Cost $321,032)                                                              $336,875
                                                                                              =================

U. S. Treasury Bills (16.83%)
      Maturing 01-04-96 to 01-11-96
           (Cost $4,196,421) <Fd>                                     4,200,000                    $4,198,373
                                                                                              -----------------

Total Investments                                                        86.51%                   $21,572,986

Cash Deposit with broker for securities sold short                       15.60%                    $3,890,829

Receivable from brokers for securities sold short                        17.12%                    $4,269,948

Securities Sold Short                                                   -16.55%                   ($4,129,213)

Excess of Other Liabilities over Assets                                  -2.68%                     ($668,409)
                                                              -------------------             -----------------

Net Assets                                                              100.00%                   $24,936,141
                                                              ===================             =================

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                      Value
--------------------------------------------------------------   -------------------          -----------------
Schedule of Securities Sold Short

      ATC Environmental, Inc.                                            15,000                      $176,250
      Adflex Solutions, Inc.                                              8,000                       214,000
      Alternative Resources Corporation                                   8,000                       242,000
      American Power Conversion Corporation                              25,000                       237,500
      Aseco Corporation                                                   5,500                        90,750
      Bell & Howell Holdings Company                                      3,000                        84,000
      Cellstar Corporation                                                7,500                       195,000
      CompUSA, Inc.                                                       3,000                        93,375
      Dave & Buster's, Inc.                                               3,000                        36,375
      Dollar General Corporation                                          5,000                       103,750
      Fleming Companies, Inc.                                            11,000                       226,875
      Irvine Sensors Corporation                                         23,900                       149,375
      The MacNeal-Schwendler Corporation                                 25,000                       400,000
      Mylex Corporation                                                   7,500                       143,438
      Oxford Resources Corporation, Class A                              17,500                       393,750
      Reptron Electronics, Inc.                                          17,000                       259,250
      Safeskin Corporation                                                8,000                       136,000
      Todhunter International, Inc.                                      33,100                       256,525
      Trend Lines, Inc.                                                   5,000                        50,000
      US Delivery Systems, Inc.                                           5,000                       145,000
      Xpedite Systems, Inc.                                              20,000                       310,000
      Zitel Corporation                                                  15,500                       186,000
                                                                                              -----------------

Total Schedule of Securities Sold Short                                                            $4,129,213
                                                                                              =================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Fd> $1,200,000 on deposit with custodian bank for securities sold short
<Ff> Denotes security primarily traded in foreign markets


                                                 See Notes to Financial Statements

                         LINDNER INTERNATIONAL FUND

                             February 12, 1996


Dear Fellow Shareholders:


Last year was an inauspicious start for the International Fund as it declined 7.37% in contrast to the 9.4% gain of the Morgan Stanley Europe, Asia and Far East (EAFE) Index. However, the situation appears to have set the stage to make international investing a worthwhile venture.

Last year's under performance by most markets outside of the United States put them into a position where stocks are now cheaper outside the U.S. than in it. We are mindful of the fact that the direction of most internationally traded stocks will depend on the direction of the U.S. economy and stock market. We think more growth can be anticipated outside of the U.S. and that this is an opportunity waiting to be exploited. Thus far in 1996, the International Fund's asset inflows have been healthy, resulting in a 31.8% cash position. We are trying to find and buy new ideas as judiciously as possible. In the current calendar year, the International Fund has appreciated 5.8% as opposed to 0.3% for the EAFE Index. We will endeavor to see that this growth continues.


      Respectfully submitted,


      Eric E. Ryback                Robert A. Lange
      President                     Portfolio Manager

-----------------------------------------------------------------------------------------------------------------------------
                                                        Lindner Investments
-----------------------------------------------------------------------------------------------------------------------------
                                            Schedules of Investments - December 31, 1995
                                                            (UNAUDITED)

                                                                 Number of Shares -
                                                   Country       Principal Amount
Name of Issuer and Title of Issue                  of Origin          of Bonds                      Value
------------------------------------------------------------------------------------          -----------------
Lindner International Fund
--------------------------

Common Stocks (66.08%)

Construction & Real Estate (2.00%)
  Ekran Berhard                                    Malaysia               4,000                        $9,768
                                                                                              -----------------

Diversified Industrial (5.93%)
  Alcatel Alsthom Compagnie Generale d'Electricite France                   150                       $12,949
  Mitsubishi Heavy Industries, Ltd.                Japan                  2,000                        15,957
                                                                                              -----------------
                                                                                                      $28,906
                                                                                              -----------------

Energy (6.44%)
  Archer Resources, Ltd. (*)                       Canada                 3,900                       $14,298
  Eni Spa - ADR (*)                                Italy                    500                        17,125
                                                                                              -----------------
                                                                                                      $31,423
                                                                                              -----------------
Financial Services (9.51%)
  Banco Industrial Colombiano S.A. -  ADS          Columbia               1,100                       $18,012
  Banco Wiese Limited - Sponsored ADS              Peru                   2,300                        14,375
  Sphere Drake Holdings, Ltd.                      United States          1,000                        14,000
                                                                                              -----------------
                                                                                                      $46,387
                                                                                              -----------------

Food & Beverage (2.70%)
  Foster's Brewing Group, Ltd. <F*>                Australia              8,000                       $13,152
                                                                                              -----------------


Leisure & Entertainment (3.34%)
  Matsushita Electric Industrial Co., Ltd.         Japan                  1,000                       $16,287
                                                                                              -----------------

Metals Processing (2.44%)
  Austuriana De Zinc, S.A. <F*>                    Spain                  1,500                       $11,894
                                                                                              -----------------

Mining (9.60%)
  Dayton Mining Corporation <F*>                   Canada                 3,500                       $14,757
  Goldcorp Inc., Class A                           Canada                 1,300                        15,371
  Golden Shamrock Mines, Ltd. <F*>                 Australia             27,000                        16,670
                                                                                              -----------------
                                                                                                      $46,798
                                                                                              -----------------

Transportation (8.14%)
  Baltic International USA, Inc. <F*>              United States          8,000                       $14,000
  Teekay Shipping Corporation                      United States            600                        14,175
  Wah Kwong Shipping Holdings Ltd.                 Hong Kong              8,000                        11,484
                                                                                              -----------------
                                                                                                      $39,659
                                                                                              -----------------

                                                                 Number of Shares -
                                                   Country       Principal Amount
Name of Issuer and Title of Issue                  of Origin          of Bonds                      Value
------------------------------------------------------------------------------------          -----------------
Utilities (11.86%)
  Czech Power Company  <F*>                        Czech Republic           400                       $14,437
  Korea Electric Power Corporation - ADR           South Korea              650                        17,387
  SPT Telecom AS <F*>                              Czech Republic           175                        16,511
  Telecomunicacoes Brasileiras  (Telebras)
      Sponsored ADS                                Brazil                   200                         9,475
                                                                                              -----------------
                                                                                                      $57,810
                                                                                              -----------------

Miscellaneous (4.12%)                                                                                 $20,069
                                                                                              -----------------

Total Common Stocks (Cost $349,462)                                                                  $322,153
                                                                                              -----------------


U.S. Treasury Bills (20.50%)
   U. S. Treasury Bills, maturing
       01-04-96 (Cost $99,938)                                         $100,000                       $99,974
                                                                                              -----------------

Total Investments (Cost $449,400)                                        86.58%                      $422,127

Excess of Other Assets over Liabilities                                  13.42%                       $65,452
                                                              -------------------             -----------------
Net Assets                                                              100.00%                      $487,579
                                                              ===================             =================


<F*> Non-income producing
ADR (ADS) American Depositary Receipt or Shares



                                                 See Notes to Financial Statements

                                                     STATEMENTS OF OPERATIONS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                                 Lindner Growth Fund   Lindner Dividend Fund  Lindner Utility Fund

INVESTMENT INCOME

Income:
  Dividends
     Unaffiliated issuers (net of withholding taxes of $97,157,
        $281,072, and $1,276, respectively)                               $5,726,865             $36,619,406             $282,054
     Affiliated issuers (Non-controlled)(net of withholding
        taxes of $34,937 for Lindner Growth Fund)                          1,900,801                 464,917                  --
  Amortization                                                             5,603,083               7,402,776               12,161
  Interest                                                                 2,452,040              29,473,605               56,540
                                                                 -------------------   ---------------------  -------------------
       Total income                                                       15,682,789              73,960,704              350,755
                                                                 -------------------   ---------------------  -------------------

Expenses:
  Management fees (Note 3)                                                 3,074,090               5,006,278               63,428
  Registration and regulatory fees                                            31,519                  13,041               17,018
  Dividend expense - short sales                                                  --                      --                   --
  Professional fees                                                           97,448                 132,814                3,786
  Custodian fees                                                             167,481                  98,370                1,931
  Transfer agent fees (Note 3)                                               295,968                 408,106                6,567
  Organizational expense (Note 4)                                                 --                      --                   --
  Other expenses                                                             297,314                 421,296                1,848
  Expenses reimbursed by advisor                                                  --                      --                   --
                                                                 -------------------   ---------------------  -------------------
       Total expenses                                                      3,963,820               6,079,905               97,852
          Fees paid indirectly (Note 7)                                      (33,830)                (48,308)                (963)
                                                                 -------------------   ---------------------  -------------------

          Net expenses                                                     3,929,990               6,031,597               96,889

                                                                 -------------------   ---------------------  -------------------

    Net investment income/(loss)                                          11,752,799              67,929,107              253,866
                                                                 -------------------   ---------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:

Net realized gain (loss) on investments of unaffiliated issuers           40,006,334              34,112,949              756,493

Net realized gain (loss) on investments of
  affiliated issuers (Non-controlled)                                     42,702,696                      --                   --

Net realized gain (loss) on securities sold short                          3,843,653                      --                   --

Net realized loss on option transactions                                          --                      --                   --

Net realized gain (loss) on foreign currency transactions                     32,094                   1,451                 (139)
                                                                 -------------------   ---------------------  -------------------

Net realized gain (loss) on investments and
  foreign currency transactions                                           86,584,777              34,114,400              756,354
                                                                 -------------------   ---------------------  -------------------

Change in unrealized appreciation (depreciation) on investments            3,903,274              50,650,901            1,574,893

Net unrealized depreciation on securities sold short                              --                      --                   --

Net unrealized depreciation on options                                            --                      --                   --

Net unrealized appreciation
 on translation of assets and liabilities in foreign currencies                6,709                   2,763                   --
                                                                 -------------------   ---------------------  -------------------

Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities in foreign currencies              3,909,983              50,653,664            1,574,893
                                                                 -------------------   ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $102,247,559            $152,697,171           $2,585,113
                                                                 ===================   =====================  ===================

                                                             UNAUDITED


                                                     STATEMENTS OF OPERATIONS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                                 Lindner/Ryback                               Lindner
                                                                 Small Cap Fund        Lindner Bulwark Fund   International Fund

INVESTMENT INCOME

Income:
  Dividends
     Unaffiliated issuers (net of withholding taxes of $0,
        $788, and $66 respectively)                                          $29,263                 $10,712                 $939
     Affiliated issuers (Non-controlled)                                          --                      --                   --
  Amortization                                                                15,770                 173,393                4,251
  Interest                                                                     4,936                 691,747                   25
                                                                 -------------------   ---------------------  -------------------
       Total income                                                           49,969                 875,852                5,215
                                                                 -------------------   ---------------------  -------------------

Expenses:
  Management fees (Note 3)                                                    27,737                 220,960                1,948
  Registration and regulatory fees                                            10,556                  11,814               11,271
  Dividend expense - short sales                                                  --                  13,253                   --
  Professional fees                                                            6,239                   5,203                  115
  Custodian fees                                                                 650                   2,060                  858
  Transfer agent fees (Note 3)                                                 2,441                   8,537                  220
  Organizational expense (Note 4)                                              2,950                   6,389                7,238
  Other expenses                                                               3,061                  16,509                  598
  Expenses reimbursed by advisor                                                  --                      --              (17,394)
                                                                 -------------------   ---------------------  -------------------
       Total expenses                                                         53,634                 284,725                4,854
          Fees paid indirectly (Note 7)                                         (533)                 (3,949)                 (34)
                                                                 -------------------   ---------------------  -------------------

          Net expenses                                                        53,101                 280,776                4,820

                                                                 -------------------   ---------------------  -------------------

    Net investment income/(loss)                                              (3,132)                595,076                  395
                                                                 -------------------   ---------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:

Net realized gain (loss) on investments of unaffiliated issuers             (197,793)              3,712,427               (4,728)

Net realized gain (loss) on investments of
  affiliated issuers (Non-controlled)                                             --                (104,907)                  --

Net realized gain (loss) on securities sold short                                 --              (1,003,908)                  --

Net realized loss on option transactions                                          --              (7,610,210)                  --

Net realized gain (loss) on foreign currency transactions                         --                      --                   (6)
                                                                 -------------------   ---------------------  -------------------

Net realized gain (loss) on investments and
  foreign currency transactions                                             (197,793)             (5,006,598)              (4,734)
                                                                 -------------------   ---------------------  -------------------

Change in unrealized appreciation (depreciation) on investments               13,917                 554,154              (27,253)

Net unrealized depreciation on securities sold short                              --                 140,735                   --

Net unrealized depreciation on options                                            --                (194,157)                  --

Net unrealized appreciation
 on translation of assets and liabilities in foreign currencies                   --                      --                   --
                                                                 -------------------   ---------------------  -------------------

Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities in foreign currencies                 13,917                 500,732              (27,253)
                                                                 -------------------   ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 ($187,008)            ($3,910,790)            ($31,592)
                                                                 ===================   =====================  ===================

                                                             UNAUDITED

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                            AND THE PERIODS ENDED JUNE 30, 1995 (NOTE 1)
                                                                        Lindner Growth Fund            Lindner Dividend Fund

                                                                     DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                                         1995            1995           1995           1995<F1>

Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)                                        $11,752,799     $28,303,040     $67,929,107     $44,123,695
  Net realized gain (loss) on investments and
    foreign currency transactions                                      86,584,777      47,112,125      34,114,400      10,919,872
  Net increase (decrease) in unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                  3,909,983     124,803,151      50,653,664      86,204,403
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Net Assets                            $102,247,559    $200,218,316    $152,697,171    $141,247,970
                                                                   --------------  --------------  --------------  --------------
Distributions to Shareholders:
  From net investment income                                         ($27,563,982)   ($23,561,644)   ($65,066,095)   ($67,994,198)
  From net realized gain on investments and
    foreign currency transactions                                     (78,995,233)   (125,942,313)    (17,445,479)             --
                                                                   --------------  --------------  --------------  --------------

  Net decrease in net assets from distributions to shareholders     ($106,559,215)  ($149,503,957)   ($82,511,574)   ($67,994,198)
                                                                   --------------  --------------  --------------  --------------
Fund Share Transactions:
  Proceeds from reinvestment of distributions                         $98,230,172    $138,345,819     $68,262,814     $55,907,544
  Proceeds from shares sold                                           $29,280,002    $118,861,028    $213,742,717    $176,759,977
  Payments for shares redeemed                                      ($161,501,762)  ($389,351,975)  ($166,591,637)  ($100,356,355)
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Fund Share Transactions                (33,991,588)   (132,145,128)    115,413,894     132,311,166
                                                                   --------------  --------------  --------------  --------------

Total Increase (Decrease) in Net Assets                              ($38,303,244)   ($81,430,769)   $185,599,491    $205,564,938

Net Assets at the Beginning of the Period                          $1,446,184,274  $1,527,615,043  $1,902,920,469  $1,697,355,531
                                                                   --------------  --------------  --------------  --------------

Net Assets at the End of the Period                                $1,407,881,030  $1,446,184,274  $2,088,519,960  $1,902,920,469
                                                                   ==============  ==============  ==============  ==============

Undistributed Net Investment Income (Loss) Included
  in Net Assets at the End of the Period                                 $631,454     $16,314,935      $3,855,832        $994,513
                                                                   ==============  ==============  ==============  ==============

Transactions in shares of the Funds:
  Reinvestment of Distributions                                         4,158,017       6,503,664       2,531,632       2,187,838
  Shares Sold                                                           1,176,994       5,420,277       7,928,544       6,927,983
                                                                   --------------  --------------  --------------  --------------
                                                                        5,335,011      11,923,941      10,460,176       9,115,821
  Shares Redeemed                                                      (6,717,758)    (18,079,101)     (6,188,608)     (3,911,108)
                                                                   --------------  --------------  --------------  --------------
    Net Increase (Decrease)                                        $   (1,382,747) $   (6,155,160) $    4,271,568  $    5,204,713
                                                                   ==============  ==============  ==============  ==============

<F1>  For the four month period ended June 30, 1995

                                                          UNAUDITED

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                            AND THE PERIODS ENDED JUNE 30, 1995 (NOTE 1)
                                                                                                          Lindner/Ryback
                                                                        Lindner Utility Fund              Small-Cap Fund

                                                                     DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                                         1995            1995           1995             1995

Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)                                           $253,866        $909,850         ($3,132)       ($37,605)
  Net realized gain (loss) on investments and
    foreign currency transactions                                         756,354      (2,822,760)       (197,793)      1,018,341
  Net increase (decrease) in unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                  1,574,893       1,734,278          13,917          30,028
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Net Assets                              $2,585,113       ($178,632)      ($187,008)     $1,010,764
                                                                   --------------  --------------  --------------  --------------
Distributions to Shareholders:
  From net investment income                                            ($302,150)      ($886,844)             --         (14,351)
  From net realized gain on investments and
    foreign currency transactions                                              --        (368,297)      ($981,949)        ($1,529)
                                                                   --------------  --------------  --------------  --------------

  Net decrease in net assets from distributions to shareholders         ($302,150)    ($1,255,141)       (981,949)        (15,880)
                                                                   --------------  --------------  --------------  --------------
Fund Share Transactions:
  Proceeds from reinvestment of distributions                            $268,273      $1,172,469        $784,089         $14,722
  Proceeds from shares sold                                            $6,095,700     $44,438,413      $1,816,389      $4,636,155
  Payments for shares redeemed                                        ($3,537,687)   ($37,682,913)    ($2,943,661)    ($3,058,641)
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Fund Share Transactions                  2,826,286       7,927,969        (343,183)      1,592,236
                                                                   --------------  --------------  --------------  --------------

Total Increase (Decrease) in Net Assets                                $5,109,249      $6,494,196     ($1,512,140)     $2,587,120

Net Assets at the Beginning of the Period                             $17,581,637     $11,087,441       7,867,355       5,280,235
                                                                   --------------  --------------  --------------  --------------

Net Assets at the End of the Period                                   $22,690,886     $17,581,637      $6,355,215      $7,867,355
                                                                   ==============  ==============  ==============  ==============

Undistributed Net Investment Income (Loss) Included
  in Net Assets at the End of the Period                                  $12,608         $60,491        ($40,735)       ($37,602)
                                                                   ==============  ==============  ==============  ==============

Transactions in shares of the Funds:
  Reinvestment of Distributions                                            22,380         113,023         149,350           3,073
  Shares Sold                                                             518,848       4,187,054         335,402         923,220
                                                                   --------------  --------------  --------------  --------------
                                                                          541,228       4,300,077         484,752         935,293
  Shares Redeemed                                                        (317,941)     (3,775,212)       (592,645)       (598,742)
                                                                   --------------  --------------  --------------  --------------
    Net Increase (Decrease)                                        $      223,287  $      524,865  $     (107,893) $      336,551
                                                                   ==============  ==============  ==============  ==============

                                                          UNAUDITED


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                            AND THE PERIODS ENDED JUNE 30, 1995 (NOTE 1)

                                                                        Lindner Bulwark Fund         Lindner International Fund

                                                                     DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                                         1995            1995           1995           1995<F2>

Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)                                           $595,076      $1,606,276             395          $2,117
  Net realized gain (loss) on investments and
    foreign currency transactions                                      (5,006,598)     (4,899,864)         (4,734)             11
  Net increase (decrease) in unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                    500,732       2,274,177         (27,253)            (20)
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Net Assets                             ($3,910,790)    ($1,016,411)       ($31,592)         $2,108
                                                                   --------------  --------------  --------------  --------------
Distributions to Shareholders:
  From net investment income                                          ($1,664,244)      ($555,280)         (2,124)             --
  From net realized gain on investments and
    foreign currency transactions                                              $0       ($367,185)            (11)             --
                                                                   --------------  --------------  --------------  --------------

  Net decrease in net assets from distributions to shareholders       ($1,664,244)      ($922,465)         (2,135)             --
                                                                   --------------  --------------  --------------  --------------
Fund Share Transactions:
  Proceeds from reinvestment of distributions                          $1,543,443        $853,934          $2,053              --
  Proceeds from shares sold                                            $5,277,907     $88,553,973        $307,114        $306,141
  Payments for shares redeemed                                       ($41,360,645)   ($53,849,280)       ($82,987)       ($13,123)
                                                                   --------------  --------------  --------------  --------------

    Net Increase (Decrease) in Fund Share Transactions                (34,539,295)     35,558,627         226,180         293,018
                                                                   --------------  --------------  --------------  --------------

Total Increase (Decrease) in Net Assets                              ($40,114,329)    $33,619,751        $192,453        $295,126

Net Assets at the Beginning of the Period                              65,050,470      31,430,719        $295,126              $0
                                                                   --------------  --------------  --------------  --------------

Net Assets at the End of the Period                                   $24,936,141     $65,050,470        $487,579        $295,126
                                                                   ==============  ==============  ==============  ==============

Undistributed Net Investment Income (Loss) Included
  in Net Assets at the End of the Period                                  $17,327      $1,087,070            $388          $2,117
                                                                   ==============  ==============  ==============  ==============

Transactions in shares of the Funds:
  Reinvestment of Distributions                                           231,734         115,983             235              --
  Shares Sold                                                             769,341      12,271,902          35,634          33,898
                                                                   --------------  --------------  --------------  --------------
                                                                        1,001,075      12,387,885          35,869          33,898
  Shares Redeemed                                                      (6,223,980)     (7,595,219)         (9,544)         (1,442)
                                                                   --------------  --------------  --------------  --------------
    Net Increase (Decrease)                                           ($5,222,905)     $4,792,666         $26,325         $32,456
                                                                   ==============  ==============  ==============  ==============

<F2>  Operations commenced on January 1, 1995

                                                          UNAUDITED

------------------------------------------------------------------------------
                              Lindner Investments
------------------------------------------------------------------------------


                         NOTES TO FINANCIAL STATEMENTS

     1.  Organization and Significant Accounting Policies

          Lindner Investments, a Massachusetts business trust (the "Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Six series of shares are currently issued: (1) Lindner Growth Fund,
          (2) Lindner Dividend Fund, (3) Lindner Utility Fund, (4) Lindner/Ryback Small-Cap Fund, (5) Lindner Bulwark Fund, and
          (6) Lindner International Fund.

          On June 30, 1995, pursuant to a reorganization approved by a majority of shareholders on June 29, 1995, the Lindner Growth Fund and the Lindner Dividend Fund series of the Trust succeeded to all of the assets and liabilities of Lindner Fund, Inc. and Lindner Dividend Fund, Inc., respectively.

          The financial information included herein is unaudited; however, such information reflects all adjustments (consisting solely of normal recurring adjustments) that are, in the opinion of management of the Funds, necessary for a fair statement of the results of operations, financial position and changes in net assets for the interim period presented.

          The following is a summary of significant accounting policies followed by the Funds.

          Security Valuation
              Investments in securities traded on a national securities exchange or in the NASDAQ Stock Market are valued at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Directors.

          Foreign Currency Translation
              The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

              Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

          Income Taxes
              It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          Short Sales

              The Lindner Bulwark series may invest in short sales of securities in order to profit from declines in stock prices. When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities and cash as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received.

------------------------------------------------------------------------------
                              Lindner Investments
------------------------------------------------------------------------------


     1.  Organization and Significant Accounting Policies (continued)

          Other
              The Funds follow industry practice and record security transactions on the trade date. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. Premiums and discounts, if any, on securities purchases are amortized over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

     2.  Investment Transactions

          For the six months ended December 31, 1995, aggregate purchases and sales of investment securities, other than options, securities sold short, and short-term obligations were as follows:

          --------------------------------------------------------------------
                                             Purchases             Sales
                                             ---------             -----
              LINDNER GROWTH FUND           $222,468,807        $328,971,983
              LINDNER DIVIDEND FUND          431,454,286         246,677,572
              LINDNER UTILITY FUND            10,719,018           7,994,102
              LINDNER/RYBACK
               SMALL-CAP FUND                  4,607,590           3,596,206
              LINDNER BULWARK FUND             3,569,557          33,457,665
              LINDNER INTERNATIONAL FUND         365,652              11,466
          --------------------------------------------------------------------

          For the six months ended December 31, 1995, aggregate purchases and sales of U.S. Government securities were as follows:


          --------------------------------------------------------------------
                                             Purchases             Sales
                                             ---------             -----
              LINDNER GROWTH FUND           $559,485,796        $585,477,750
              LINDNER DIVIDEND FUND          497,837,807         608,259,782
              LINDNER UTILITY FUND             6,860,534           6,670,578
              LINDNER/RYBACK
               SMALL-CAP FUND                  5,271,177           6,379,836
              LINDNER BULWARK FUND            41,090,231          43,985,975
              LINDNER INTERNATIONAL FUND         796,483             899,403
          --------------------------------------------------------------------

          For the six months ended December 31, 1995, aggregate purchases and sales of options in the Lindner Bulwark Fund were $7,345,160 and $3,443,016, respectively.

          For the six months ended December 31, 1995, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the Bulwark Fund were $19,963,822 and $7,789,372, respectively. The cost of investments purchased to cover short sales and the proceeds from investments sold short in the Lindner Growth Fund were $4,801,613 and $8,645,266 respectively.

------------------------------------------------------------------------------
                              Lindner Investments
------------------------------------------------------------------------------


     2.  Investment Transactions (continued)

          On December 31, 1995, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

         -----------------------------------------------------------------------------------------------
                                        Appreciation   (Depreciation)        Net       Federal Tax Cost
                                        ------------   --------------        ---       ----------------
          LINDNER GROWTH FUND           $330,683,139    ($58,156,277)   $272,526,862    $1,137,240,068
          LINDNER DIVIDEND FUND          173,808,228     (94,870,497)     78,937,731     1,988,764,279
          LINDNER UTILITY FUND             2,811,684        (159,441)      2,652,244        19,615,902
          LINDNER/RYBACK
           SMALL-CAP FUND                    616,809        (730,152)       (113,343)        6,469,262
          LINDNER BULWARK FUND             3,784,892        (676,093)      3,108,799        14,334,975
          LINDNER INTERNATIONAL FUND           9,376         (36,649)        (27,273)          449,400
         -----------------------------------------------------------------------------------------------

     3.  Fees and Other Transactions with Affiliates

          The management fee for Lindner Growth Fund series is payable to Ryback Management (the "Advisor") (before reimbursement of expenses to the Funds, if any) at the annual rate of .7% of average net assets up to $50 million, .6% of the next $350 million and .5% of the excess over $400 million. Depending on Lindner Growth Fund's performance compared to the S&P 500 Composite Index, the fee may be increased or decreased by up to .2%. For the six months ended December 31, 1995, the Lindner Growth Fund under performed the S&P. Accordingly, the basic Advisor's fee of $3,794,548 was reduced by a performance penalty of .1% of average net assets, or $720,458. This resulted in a net Advisor's fee of $3,074,090.

          The management fee for Lindner Dividend Fund series is payable quarterly to the Advisor (before reimbursement of expenses to the Funds, if any) at the annual rate of .7% of average net assets up to $50 million, .6% of the next $150 million and .5% of the excess over $200 million.

          The management fee is payable monthly to the Advisor by Lindner Utility Fund and Lindner/Ryback Small-Cap Fund according to the following annual percentage rate of daily net asset values of each of the Funds averaged monthly (before reimbursement of expenses to the Funds, if any): .7% on the first $50,000,000, .6% on the next $150,000,000 and .5% of the excess of $200,000,000.

          The management fee from Lindner Bulwark Fund and Lindner International Fund is payable monthly to the Advisor at the annual percentage rate of 1% of daily net asset values of each of the Funds averaged monthly (before reimbursement of expenses to the Funds, if any).

          Annual operating and management expenses for the Lindner Growth Fund and Lindner Dividend Fund, excluding taxes and interest, may not exceed 1.5% of the first $30 million of average net assets plus 1% of average net assets in excess of $30 million of the respective funds.

          Annual operating and management expenses for the Lindner Utility Fund, Lindner/Ryback Small-Cap Fund, Lindner Bulwark Fund, and Lindner International Fund, excluding taxes and interest, may not exceed the most stringent limitation imposed by state law on expense limitations in a state in which the Funds' shares are qualified for sale. For the six months ended December 31, 1995, the Advisor reimbursed Lindner International Fund $17,394.

------------------------------------------------------------------------------
                              Lindner Investments
------------------------------------------------------------------------------

     3.  Fees and Other Transactions with Affiliates (continued)


          Ryback Management Corporation, acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate
          of 75 cents per shareholder account per month.   During the six
          months ended December 31, 1995, the following transfer agent fees were paid to Ryback Management Corporation: Lindner Growth Fund ($264,965), Lindner Dividend Fund ($351,181), Lindner Utility Fund ($6,366), Lindner/Ryback Small-Cap Fund ($2,357), Lindner Bulwark Fund ($8,281), and Lindner International Fund ($217).

          Certain officers and directors of the Funds are affiliates of Ryback Management Corporation.



     4.  Organizational Expense

          The following is a schedule of expenses in connection with the organization and registration of the Funds which are being amortized and reimbursed to the Advisor on a straight line basis over a period of five years:

         --------------------------------------------------------------------------
                                              Original    Accumulated       1996
                                              Expense     Amortization     Expense
                                              -------     ------------     -------
               LINDNER UTILITY FUND           $32,377       $14,662        $3,274
               LINDNER/RYBACK
                SMALL-CAP FUND                 28,057        10,271         2,950
               LINDNER BULWARK FUND            62,831        23,914         6,389
               LINDNER INTERNATIONAL FUND      35,889         7,219         7,238
         --------------------------------------------------------------------------

          Any redemption by the shareholders of the Advisor of their initial investment in Lindner Utility Fund of $100,000 will reduce the reimbursement by a pro rata portion of any of the then unamortized expenses.

     5.  Distributions to shareholders

          On December 31, 1995, distributions to shareholders were recorded for Lindner Growth Fund, Lindner Dividend Fund, Lindner Utility Fund, and Lindner Bulwark Fund. On December 29, 1995, the following funds declared the following distributions payable on January 12, 1996:

         --------------------------------------------------------------------------------------------
                                         Income    Short Term Capital Gain    Long Term Capital Gain
                                         ------    -----------------------    ----------------------

               LINDNER GROWTH FUND       $0.20              $0.118                    $0.70
               LINDNER DIVIDEND FUND     $0.48              $0.033                    $0.197
               LINDNER UTILITY FUND      $0.07
               LINDNER BULWARK FUND      $0.155
         --------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                              Lindner Investments
------------------------------------------------------------------------------

     6.  Transactions with Affiliates

     Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). Following is an analysis of transactions for the six months ended December 31, 1995 with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                              Gain(Loss)
                                                                                                               Realized
                                                                                                  Dividend     on Sale
          Security Name                                          Activity                          Income     of Shares
---------------------------------         -----------------------------------------------------   --------   -----------
                                             Value at     Purchases,     Sales,        Value
                                           Beginning of   Additions    Reductions    at End of
                                              Period       at Cost       at Cost      Period
                                          -------------  -----------  ------------  -----------

LINDNER GROWTH FUND
Acordia, Inc.                             $ 40,728,075   $ 2,283,690               $ 40,459,713  $ 483,426
Alliant Techsystems, Inc.                   35,487,500                               43,031,250
Allied Research Corporation                  1,592,325                                1,698,480
Anvil Range Mining                           4,003,494       329,766                  4,872,874
Atwood Oceanics, Inc.                        9,332,313                $ 1,403,688    11,516,525              $ 1,297,288
Autoinfo, Inc.                               2,239,266                                2,406,375
Bancfirst Corporation                        5,005,050                                6,112,725     45,948
Bard (C.R.), Inc. (formerly
   MedChem Products, Inc.)                   5,999,550                  4,134,625             0                  569,207
Brooklyn Bancorp, Inc.                               #     1,781,250                 26,080,000
Butler Manufacturing Company                15,749,001                    593,225    20,052,472    108,218     1,473,250
Charming Shoppes, Inc.                               #    12,624,075                 19,981,250
Chempower, Inc.                              2,437,500                                2,437,500
Community Financial Corporation              1,740,500                                1,947,000     24,780
Comprehensive Care Corporation
   Common stock                                      0       942,213                    137,138
   Common stock - Rule 144A                          #       810,000                  2,156,250
Cytogen Corporation                                  0     8,344,537                  9,009,000
Dayton Mining Corporation                    5,473,868     2,155,161                  8,904,531
Durakon Industries, Inc.                     5,756,875                     43,706     4,686,250                  (11,761)
Fidelity Federal Bank FSB Class A                    0     6,343,092                  7,036,868
Gradco Systems, Inc.                         1,316,100       601,806                  1,616,438
Hadco Corporation                           17,810,500                  5,714,385             0               14,610,793
Health Images, Inc.                          6,638,888        63,782       71,363     7,813,325     48,413        43,909
Hilb, Rogal and Hamilton Company            10,312,500                               11,034,375    239,250


                                                       Financial Highlights
                                          (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                               --------------------------------------------------   -------------------------------------------
                                                        Net Realized                             Distributions
                                                            and                                    from Net
                               Net Asset                 Unrealized       Total      Dividends     Realized
                                 Value,       Net           Gains         from       from Net     Gains from
                               Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                               of Period     Income     Investments    Operations     Income     Transactions    Distributions
-------------------------------------------------------------------------------------------------------------------------------
Lindner Growth Fund <F1>
------------------------
Period Ended June 30,
1987                             $21.16      $0.89        $2.68          $3.57       $1.49          $4.09            $5.58
1988                             $19.15      $0.66        $0.52          $1.18       $0.98          $1.61            $2.59
1989                             $17.74      $0.85        $1.94          $2.79       $0.69          $0.18            $0.87
1990                             $19.66      $0.85        $0.66          $1.51       $0.91          $0.84            $1.75
1991                             $19.42      $0.75       ($0.88)        ($0.13)      $0.86          $0.71            $1.57
1992                             $17.72      $0.57        $2.47          $3.04       $0.66          $0.00            $0.66
1993 <F8>                        $20.10      $0.50        $2.40          $2.90       $0.53          $0.15            $0.68
1994                             $22.32      $0.38        $0.71          $1.09       $0.46          $0.53            $0.99
1995                             $22.42      $0.43        $2.66          $3.09       $0.34          $1.84            $2.18
Six months ended December 31,
1995                             $23.33      $0.21        $1.50          $1.71       $0.47          $1.34            $1.81
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Dividend Fund <F2>
--------------------------
Period Ended February 28,
1987                             $24.90      $1.85        $3.17          $5.02       $2.17          $3.26            $5.43
1988                             $24.49      $1.68       ($1.95)        ($0.27)      $1.87          $1.16            $3.03
1989                             $21.19      $1.71        $1.65          $3.36       $1.32          $0.06            $1.38
1990                             $23.17      $2.02       ($0.30)         $1.72       $2.19          $0.01            $2.20
1991                             $22.69      $1.92       ($1.17)         $0.75       $1.86          $0.02            $1.88
1992                             $21.56      $2.15        $2.55          $4.70       $1.99          $0.00            $1.99
1993 <F8>                        $24.27      $1.72        $2.98          $4.70       $1.86          $0.10            $1.96
1994                             $27.01      $1.88        $1.06          $2.94       $1.74          $0.58            $2.32
1995                             $27.63      $1.93       ($2.13)        ($0.20)      $1.90          $0.57            $2.47
Period Ended June 30,
1995                             $24.96      $0.95        $1.05          $2.00       $0.96          $0.00            $0.96
Six months ended December 31,
1995                             $26.00      $0.91        $1.15          $2.06       $0.87          $0.23            $1.10
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Utility Fund <F3>
-------------------------
Period Ended June 30,
1994                             $10.00      $0.05       ($0.01)         $0.04       $0.02          $0.00            $0.02
1995                             $10.02      $0.39        $0.84          $1.23       $0.39          $0.09            $0.48
Six months ended December 31,
1995                             $10.77      $0.16        $1.48          $1.64       $0.19          $0.00            $0.19
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner/Ryback
   Small-Cap Fund <F5>
----------------------
Period Ended June 30,
1994                              $5.00      $0.01       ($0.22)        ($0.21)      $0.00          $0.00            $0.00
1995                              $4.79     ($0.03)       $0.71          $0.68       $0.01          $0.00            $0.01
Six months ended December 31,
1995                              $5.46      $0.00       ($0.08)        ($0.08)      $0.00          $0.61            $0.61
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Bulwark Fund <F4>
-------------------------
Period Ended June 30,
1994                              $7.00      $0.01        $0.16          $0.17       $0.00          $0.00            $0.00
1995                              $7.17      $0.11       ($0.10)         $0.01       $0.05          $0.04            $0.09
Six months ended December 31,
1995                              $7.09      $0.19       ($0.67)        ($0.48)      $0.31          $0.00            $0.31
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner International Fund (F6)
-------------------------------
Period Ended June 30,
1995                              $9.00      $0.07        $0.02          $0.09       $0.00          $0.00            $0.00
Six months ended December 31,
1995                              $9.09     ($0.01)      ($0.74)        ($0.75)      $0.05          $0.00            $0.05
-------------------------------------------------------------------------------------------------------------------------------

<F1> Historical performance information is for Lindner Fund, Inc. ("LGFI"), the predecessor of the Lindner Growth Fund series of the Trust. The Lindner Growth Fund series of the Trust succeeded to all of the assets and liabilities of LGFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.
<F2> Historical performance information is for Lindner Dividend Fund, Inc.
("LDFI"), the predecessor of the Lindner Dividend Fund series of the Trust.
The Lindner Dividend Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.
<F3> Operations commenced on October 4, 1993.
<F4> Operations commenced on January 24, 1994.
<F5> Operations commenced on February 11, 1994.
<F6> Operations commenced on January 1, 1995.
<F7> Total return for periods of less than one year are not annualized.
Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F8> On January 29, 1993, Lindner Growth Fund and Lindner Dividend Fund
changed financial advisors to Ryback Management Corporation from Lindner Management Corporation.
<F9> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.
                                                             UNAUDITED


                                                                               RATIOS/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------------
                                                                    Ratio of Net
                                                                     Investment                                  Net
                              Net Asset                 Ratio of       Income                                  Assets,
                                Value,                  Expenses         to        Portfolio     Average       End of
                                End of     Total       to Average      Average     Turnover    Commission      Period
                                Period    Return<F7>   Net Assets    Net Assets      Rate         Rates     (in Millions)
-------------------------------------------------------------------------------------------------------------------------------
Lindner Growth Fund <F1>
------------------------
Period Ended June 30,
1987                            $19.15     22.69%        0.89%          4.56%       39.33%                      $406
1988                            $17.74      7.49%        1.07%          3.76%       20.93%                      $404
1989                            $19.66     16.51%        0.92%          4.93%       17.81%                      $535
1990                            $19.42      7.89%        0.74%          4.84%       19.24%                      $716
1991                            $17.72     -0.23%        0.83%          4.64%       12.96%                      $783
1992                            $20.10     17.58%        0.80%          3.05%       11.37%                      $978
1993 <F8>                       $22.32     14.87%        0.80%          2.52%       18.71%                    $1,278
1994                            $22.42      4.83%        0.65%          1.69%       37.92%                    $1,528
1995                            $23.33     14.89%        0.54%          1.89%       24.63%                    $1,446
Six months ended December 31,
1995                            $23.23      7.35%        0.28%<F9>      0.82%       16.99%      $0.0371       $1,408
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Dividend Fund <F2>
--------------------------
Period Ended February 28,
1987                            $24.49     22.20%        1.00%          7.43%       56.04%                       $66
1988                            $21.19     -0.51%        1.04%          7.43%       16.52%                       $52
1989                            $23.17     16.21%        0.97%          7.57%        2.30%                       $97
1990                            $22.69      7.48%        0.87%          8.90%        5.47%                      $142
1991                            $21.56      3.84%        0.87%          8.98%        3.36%                      $163
1992                            $24.27     22.91%        0.80%          9.75%       24.01%                      $266
1993 <F8>                       $27.01     20.28%        0.74%          7.10%       13.50%                    $1,016
1994                            $27.63     11.19%        0.64%          7.01%       43.20%                    $1,532
1995                            $24.96     -0.44%        0.61%          7.76%       29.79%                    $1,697
Period Ended June 30,
1995                            $26.00      8.12%        0.21%          2.43%       11.00%                    $1,903
Six months ended December 31,
1995                            $26.96      7.97%        0.30%<F9>      3.39%       13.57%      $0.0555       $2,089
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Utility Fund (3)
------------------------
Period Ended June 30,
1994                            $10.02      0.39%        1.30%          0.76%       44.95%                       $11
1995                            $10.77     12.51%        1.04%          3.02%      190.70%                       $18
Six months ended December 31,
1995                            $12.22     15.27%        0.53%<F9>      1.38%       42.62%      $0.0355          $23
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner/Ryback
   Small-Cap Fund <F5>
----------------------
Period Ended June 30,
1994                             $4.79     -4.20%        0.96%          0.52%        5.03%                        $5
1995                             $5.46     14.32%        1.65%         -0.57%      158.62%                        $8
Six months ended December 31,
1995                             $4.77     -2.50%        0.68%<F9>     -0.04%       49.01%      $0.0470           $6
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Lindner Bulwark Fund <F4>
-------------------------
Period Ended June 30,
1994                             $7.17      2.43%        0.66%          0.26%        0.89%                       $31
1995                             $7.09      0.10%        1.27%          2.45%       34.98%                       $65
Six months ended December 31,
1995                             $6.30     -6.98%        0.64%<F9>      1.35%       19.82%      $0.0302          $25
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Lindner International Fund <F6>
-------------------------------
Period Ended June 30,
1995                             $9.09      1.00%        1.26%          1.02%        0.00%                      $0.3
Six months ended December 31,
1995                             $8.29     -8.29%        1.22%<F9>      0.10%        6.42%      $0.0236         $0.4
-------------------------------------------------------------------------------------------------------------------------------

<F1> Historical performance information is for Lindner Fund, Inc. ("LGFI"), the predecessor of the Lindner Growth Fund series of the Trust. The Lindner Growth Fund series of the Trust succeeded to all of the assets and liabilities of LGFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.
<F2> Historical performance information is for Lindner Dividend Fund, Inc.
("LDFI"), the predecessor of the Lindner Dividend Fund series of the Trust.
The Lindner Dividend Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.
<F3> Operations commenced on October 4, 1993.
<F4> Operations commenced on January 24, 1994.
<F5> Operations commenced on February 11, 1994.
<F6> Operations commenced on January 1, 1995.
<F7> Total return for periods of less than one year are not annualized.
Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F8> On January 29, 1993, Lindner Growth Fund and Lindner Dividend Fund
changed financial advisors to Ryback Management Corporation from Lindner Management Corporation.
<F9> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.
                                                             UNAUDITED

=========================================
-----------------------------------------
LINDNER INVESTMENTS
     7711 Carondelet Avenue, Suite 700
     St. Louis, Missouri 63105
     (314) 727-5305
     FAX: (314) 727-9306

BOARD OF TRUSTEES
     Robert L. Byman
     Terence P. Fitzgerald
     Marc P. Hartstein
     Peter S. Horos
     Donald J. Murphy
     Dennis P. Nash
     Eric E. Ryback
     Doug T. Valassis

INVESTMENT ADVISER
     Ryback Management Corporation

CUSTODIANS
     Star Bank, N.A.
     The Chase Manhattan Bank, N.A.

COUNSEL
     Dykema Gossett PLLC

INDEPENDENT AUDITORS
     Deloitte & Touche LLP

TRANSFER AGENT
     Ryback Management Corporation

-----------------------------------------
=========================================


          LINDNER
          F U N D S
ADVISED BY RYBACK MANAGEMENT CORPORATION.


          LINDNER
          F U N D S
ADVISED BY RYBACK MANAGEMENT CORPORATION.






   Lindner
   Growth
    Fund

   Lindner
  Dividend
    Fund

   Lindner
   Utility
    Fund

Lindner/Ryback
  Small-Cap
    Fund

   Lindner
   Bulwark
    Fund

   Lindner
International
    Fund